UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Tax-Managed Emerging Markets Fund

Parametric Tax-Managed Emerging Markets Fund

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Argentina — 0.8%
Adecoagro SA(1)	128,000	$1,460,480
Arcos Dorados Holdings, Inc., Class A(1)	500,800	2,639,216
Banco Macro SA, Class B	130,676	1,012,006
Banco Macro SA, Class B ADR	300	23,475
Cresud SA ADR(1)	18,460	329,696
Grupo Financiero Galicia SA, Class B ADR	44,000	1,368,840
IRSA Inversiones y Representaciones SA(1)	119,544	227,266
Ledesma SAAI	259,501	319,318
MercadoLibre, Inc.	25,900	4,790,723
Molinos Rio de la Plata SA, Class B(1)	93,310	650,032
Pampa Energia SA ADR(1)	120,400	3,900,960
Petrobras Argentina SA ADR	86,719	570,611
Siderar SAIC	2,005,200	1,186,710
Telecom Argentina SA ADR	96,500	1,765,950
Telecom Argentina SA, Class B	229,824	837,927
Transportadora de Gas del Sur SA	252,923	342,511
YPF SA ADR	101,600	1,851,152

		$23,276,873

Bahrain — 0.8%
Ahli United Bank BSC	16,821,512	$10,716,207
Al Salam Bank-Bahrain BSC	21,545,754	5,239,490
GFH Financial Group BSC(1)	16,814,084	5,073,129
Ithmaar Bank BSC(1)	16,428,969	2,015,901

		$23,044,727

Bangladesh — 0.8%
ACI, Ltd.	113,593	$632,251
Aftab Automobiles, Ltd.	378,354	244,728
Al-Arafah Islami Bank, Ltd.	2,070,941	390,858
Bangladesh Export Import Co., Ltd.(1)	4,605,129	1,363,053
Bangladesh Submarine Cable Co., Ltd.	274,602	434,766
BBVA Banco Frances SA	76,594	503,662
Beximco Pharmaceuticals, Ltd.	522,666	554,145
BRAC Bank, Ltd.	318,598	243,685
British American Tobacco Bangladesh Co., Ltd.	41,583	1,336,620
BSRM Steels, Ltd.	1,250,000	1,602,260
City Bank, Ltd. (The)	889,331	277,041
CVO Petrochemical Refinery, Ltd.	70,050	215,027
Grameenphone, Ltd.	656,933	2,262,378
Heidelberger Cement Bangladesh, Ltd.	103,700	715,870
Islami Bank Bangladesh, Ltd.	1,587,087	631,605
Jamuna Oil Co., Ltd.	212,850	523,734
Khulna Power Co., Ltd.	972,814	792,759
Lafarge Surma Cement, Ltd.	396,773	400,866
Lankabangla Finance, Ltd.	594,464	254,275
Malek Spinning Mills, Ltd.	1,020,000	221,181
Meghna Petroleum, Ltd.	210,100	490,758
National Bank, Ltd.(1)	4,384,609	514,955
Olympic Industries, Ltd.	334,530	1,301,994
Padma Oil Co., Ltd.	175,100	424,314
People’s Leasing and Financial Services, Ltd.(1)	665,379	62,865
Pubali Bank, Ltd.	1,779,933	531,339
Renata, Ltd.	22,958	325,433

Security	Shares	Value
Singer Bangladesh, Ltd.	165,593	$387,358
Social Islami Bank, Ltd.	2,576,175	516,176
Southeast Bank, Ltd.	1,909,500	404,496
Square Pharmaceuticals, Ltd.	515,155	1,766,636
Summit Power, Ltd.(2)	1,464,390	597,901
Titas Gas Transmission & Distribution Co., Ltd.	1,570,295	960,925
Unique Hotel & Resorts, Ltd.(1)	1,004,743	590,835
United Airways Bangladesh, Ltd.(1)	7,278,815	446,394
United Commercial Bank, Ltd.	1,270,726	296,500

		$23,219,643

Botswana — 0.4%
Barclays Bank of Botswana, Ltd.	1,308,506	$606,999
Botswana Insurance Holdings, Ltd.	801,726	1,316,741
First National Bank of Botswana, Ltd.	7,511,600	2,185,838
Letshego Holdings, Ltd.	16,310,999	3,532,485
Sechaba Breweries Holdings, Ltd.	1,086,400	3,059,238
Sefalana Holding Co.	991,000	1,324,177
Standard Chartered Bank Botswana, Ltd.	850,790	631,716

		$12,657,194

Brazil — 6.2%
AMBEV SA	1,736,625	$10,583,739
B2W Cia Digital(1)	263,000	1,289,870
Banco Bradesco SA, PFC Shares	816,074	7,445,203
Banco do Brasil SA	312,199	2,188,748
Braskem SA, PFC Shares	301,200	2,325,579
BRF SA	289,766	4,929,002
BRF SA ADR	25,600	436,736
CCR SA	887,700	4,623,907
Centrais Eletricas Brasileiras SA, PFC Shares	371,782	2,728,791
CETIP SA - Mercados Organizados	155,700	2,052,924
Cia Brasileira de Distribuicao ADR, PFC Shares	14,300	234,377
Cia Brasileira de Distribuicao, PFC Shares	43,256	706,269
Cia de Saneamento Basico do Estado de Sao Paulo	125,400	1,164,099
Cia de Saneamento Basico do Estado de Sao Paulo ADR	127,400	1,179,724
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	39,663	804,932
Cia Energetica de Minas Gerais SA, PFC Shares	662,453	1,747,720
Cia Energetica de Sao Paulo, Class B, PFC Shares	91,500	413,588
Cia Hering	155,800	861,364
Cia Paranaense de Energia, PFC Shares	107,100	1,107,505
Cia Siderurgica Nacional SA(1)	147,100	411,155
Cia Siderurgica Nacional SA ADR(1)	62,200	171,672
Cielo SA	1,825,032	18,243,866
Contax Participacoes SA(1)	1,510	4,898
Cosan SA Industria e Comercio	137,900	1,599,007
CPFL Energia SA	597,291	4,442,744
Cyrela Brazil Realty SA Empreendimentos e Participacoes	115,024	361,821
Duratex SA	335,583	887,417
EcoRodovias Infraestrutura e Logistica SA(1)	146,900	401,562
EDP-Energias do Brasil SA	344,100	1,521,504
Eletropaulo Metropolitana SA, Class B, PFC Shares	205,868	671,636
Embraer SA	974,432	4,197,775
Embraer SA ADR	26,152	451,384
Engie Brasil Energia SA	182,700	2,162,862
Equatorial Energia SA	197,000	3,048,150
Estacio Participacoes SA	275,300	1,507,647
Even Construtora e Incorporadora SA	652,400	770,326
Ez Tec Empreendimentos e Participacoes SA	143,494	671,549
Fibria Celulose SA	24,585	173,947
Fibria Celulose SA ADR	54,900	388,143
Gafisa SA	845,200	647,125

Security	Shares	Value
Gerdau SA ADR	170,900	$464,848
Gerdau SA, PFC Shares	227,900	620,880
Gol Linhas Aereas Inteligentes SA, PFC Shares	242,400	465,100
Hypermarcas SA	88,100	754,992
Itau Unibanco Holding SA, PFC Shares	672,705	7,347,288
Itausa-Investimentos Itau SA, PFC Shares	1,625,522	4,168,582
JBS SA	444,227	1,614,551
Klabin SA	255,400	1,338,197
Klabin SA, PFC Shares	981,500	839,005
Kroton Educacional SA	1,111,932	5,056,801
Light SA	123,900	604,994
Localiza Rent a Car SA	295,025	3,597,833
Lojas Americanas SA, PFC Shares	816,290	5,067,692
Lojas Renner SA	575,500	4,330,208
Marcopolo SA, PFC Shares(1)	786,900	757,344
MRV Engenharia e Participacoes SA	476,800	1,750,532
Multiplus SA	91,200	1,233,611
Natura Cosmeticos SA	82,900	796,079
Odontoprev SA	579,500	2,303,994
Oi SA ADR(1)	315,800	285,167
Oi SA, PFC Shares(1)	888,684	786,990
Petroleo Brasileiro SA(1)	275,200	1,281,161
Petroleo Brasileiro SA ADR(1)	187,400	1,557,294
Petroleo Brasileiro SA, PFC Shares(1)	2,589,800	10,806,262
Prumo Logistica SA(1)	82,880	177,628
Qualicorp SA	577,500	3,405,885
Randon SA Implementos e Participacoes, PFC Shares	198,512	281,395
Suzano Papel e Celulose SA, Class A, PFC Shares	371,100	1,194,723
Telefonica Brasil SA ADR	298,900	4,325,083
Telefonica Brasil SA, PFC Shares	214,905	3,102,498
Tim Participacoes SA	1,725,444	4,191,383
Totvs SA	238,900	2,231,687
Transmissora Alianca de Energia Electrica SA	134,400	867,030
Ultrapar Participacoes SA	333,048	7,277,152
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	226,900	246,285
Vale SA ADR, PFC Shares	337,600	1,590,096
Vale SA, PFC Shares	1,863,092	8,822,353
Weg SA	903,920	4,908,515

		$190,011,385

Bulgaria — 0.1%
Albena Invest Holding PLC(2)	19,550	$102,772
Bulgartabak Holding(1)	3,450	65,693
CB First Investment Bank AD(1)	54,000	74,877
Chimimport AD	825,588	639,417
Corporate Commercial Bank AD(1)(2)	19,900	0
Industrial Holding Bulgaria PLC(1)	576,865	296,781
Petrol AD(1)	76,205	17,316
Sopharma AD	303,500	516,055

		$1,712,911

Chile — 2.9%
AES Gener SA	1,713,702	$563,525
Aguas Andinas SA, Series A	2,872,891	1,847,868
Almendral SA(1)	7,092,000	485,292
Antarchile SA	114,800	1,108,679
Banco de Chile	34,510,060	3,857,045
Banco de Chile ADR	3,940	265,162
Banco de Credito e Inversiones	60,341	2,739,374
Banco Santander Chile ADR	118,249	2,446,572
Banmedica SA	286,194	600,567
Besalco SA	823,600	375,590
Cap SA	186,746	1,010,963

Security	Shares	Value
Cencosud SA	2,448,892	$7,340,439
Cia Cervecerias Unidas SA ADR	119,300	2,408,667
Cia Sud Americana de Vapores SA(1)	10,829,733	178,513
Colbun SA	5,553,984	1,105,096
Embotelladora Andina SA, Series A ADR	25,100	535,132
Embotelladora Andina SA, Series A, PFC Shares	202,478	709,693
Embotelladora Andina SA, Series B ADR	49,672	1,122,587
Empresa Nacional de Electricidad SA ADR	67,659	1,342,355
Empresa Nacional de Telecomunicaciones SA(1)	323,187	3,167,319
Empresas CMPC SA	2,309,849	4,587,208
Empresas COPEC SA	1,098,567	10,232,355
Endesa Americas SA ADR	67,659	926,928
Enersis Americas SA	4,683,503	764,601
Enersis Americas SA ADR	140,171	1,148,001
Enersis Chile SA	4,683,503	431,156
Enersis Chile SA ADR	140,171	665,812
Engie Energia Chile SA	253,400	398,812
Forus SA	64,662	240,900
Inversiones Aguas Metropolitanas SA	613,640	1,097,344
Itau CorpBanca	145,664,426	1,316,157
Latam Airlines Group SA(1)	211,093	1,640,274
Latam Airlines Group SA ADR(1)	300,348	2,438,826
Masisa SA	5,792,050	290,648
Parque Arauco SA	818,312	1,872,738
Quinenco SA	490,001	1,087,856
Ripley Corp. SA	1,626,000	1,000,140
S.A.C.I. Falabella	1,438,742	10,545,123
Salfacorp SA	1,303,900	1,018,038
Sigdo Koppers SA	879,641	1,127,599
Sociedad Matriz SAAM SA	6,677,681	558,483
Sociedad Quimica y Minera de Chile SA ADR	196,100	5,275,090
Sociedad Quimica y Minera de Chile SA, Series A	20,950	560,700
Sonda SA	2,937,360	5,716,825
Vina Concha y Toro SA	146,373	255,965
Vina Concha y Toro SA ADR	26,701	930,797

		$89,338,814

China — 8.4%
Agile Group Holdings, Ltd.	486,000	$278,346
Agricultural Bank of China, Ltd., Class H	1,705,000	735,429
Air China, Ltd., Class H	1,770,000	1,196,495
Aluminum Corp. of China, Ltd., Class H(1)	2,306,000	841,295
Angang Steel Co., Ltd., Class H(1)	1,148,000	558,025
Anhui Conch Cement Co., Ltd., Class H	1,014,000	2,802,564
ANTA Sports Products, Ltd.	887,000	2,425,290
Baidu, Inc. ADR(1)	29,700	5,407,479
Bank of China, Ltd., Class H	5,324,000	2,458,643
Bank of Communications, Ltd., Class H	2,201,300	1,693,127
BBMG Corp., Class H	2,269,000	880,102
Beijing Capital International Airport Co., Ltd., Class H	596,000	679,396
Beijing Enterprises Holdings, Ltd.	223,500	1,140,578
Beijing Enterprises Water Group, Ltd.	916,000	624,459
BOE Technology Group Co., Ltd., Class B	1,686,360	437,776
BYD Co., Ltd., Class H(1)	575,000	3,824,811
China Agri-Industries Holdings, Ltd.(1)	2,380,000	865,758
China Bluechemical, Ltd., Class H	1,348,000	248,828
China Cinda Asset Management Co., Ltd., Class H	3,202,000	1,140,375
China CITIC Bank Corp., Ltd., Class H	1,627,000	1,088,264
China Coal Energy Co., Ltd., Class H(1)	2,861,000	1,557,275
China Communications Construction Co., Ltd., Class H	1,677,000	1,779,712
China Communications Services Corp., Ltd., Class H	2,166,000	1,359,540
China Construction Bank Corp., Class H	6,290,580	4,724,466
China COSCO Holdings Co., Ltd., Class H(1)	2,729,150	935,533

Security	Shares	Value
China Dongxiang Group Co., Ltd.	3,981,000	$788,305
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	665,280
China Everbright International, Ltd.	1,156,000	1,385,930
China Everbright, Ltd.	456,000	940,439
China Gas Holdings, Ltd.	546,000	868,720
China High Speed Transmission Equipment Group Co., Ltd.	672,000	684,206
China International Marine Containers Co., Ltd., Class B	413,812	489,983
China Life Insurance Co., Ltd., Class H	654,000	1,713,587
China Longyuan Power Group Corp., Ltd., Class H	2,413,000	1,977,186
China Mengniu Dairy Co., Ltd.	1,600,000	2,994,639
China Merchants Bank Co., Ltd., Class H	332,500	845,559
China Merchants Port Holdings Co., Ltd.	790,000	2,119,165
China Merchants Shekou Industrial Zone Holdings Co., Ltd.	935,251	2,237,796
China Minsheng Banking Corp., Ltd., Class H	864,100	1,003,844
China Mobile, Ltd.	2,309,900	28,375,650
China National Building Material Co., Ltd., Class H	2,156,000	965,564
China Oilfield Services, Ltd., Class H	756,000	662,960
China Overseas Land & Investment, Ltd.	376,360	1,293,924
China Pacific Insurance (Group) Co., Ltd., Class H	282,800	1,057,624
China Petroleum & Chemical Corp., Class H	12,211,800	9,015,485
China Railway Construction Corp., Ltd., Class H	947,500	1,085,707
China Railway Group, Ltd., Class H	2,265,000	1,655,939
China Resources Beer Holdings Co., Ltd.	688,000	1,466,306
China Resources Land, Ltd.	291,111	820,759
China Resources Power Holdings Co., Ltd.	1,443,000	2,508,564
China Shenhua Energy Co., Ltd., Class H	1,654,500	3,270,086
China Shipping Container Lines Co., Ltd., Class H(1)	3,803,000	819,829
China Shipping Development Co., Ltd., Class H	1,778,000	967,447
China Southern Airlines Co., Ltd., Class H	2,064,500	1,164,597
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	552,368
China Telecom Corp., Ltd., Class H	7,572,000	3,862,963
China Travel International Investment Hong Kong, Ltd.	1,660,000	482,572
China Unicom (Hong Kong), Ltd.	2,590,290	3,155,968
China Vanke Co., Ltd., Class H	102,117	266,970
China Yurun Food Group, Ltd.(1)	926,000	151,467
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	2,125,233
CITIC, Ltd.	628,000	903,125
CNOOC, Ltd.	7,777,500	9,811,418
COSCO SHIPPING Ports, Ltd.	1,128,000	1,160,606
Country Garden Holdings Co., Ltd.	1,582,000	840,579
CSPC Pharmaceutical Group, Ltd.	2,036,000	2,044,117
Ctrip.com International, Ltd. ADR(1)	128,600	5,988,902
Datang International Power Generation Co., Ltd., Class H	3,276,000	879,015
Dazhong Transportation Group Co., Ltd., Class B	950,813	710,469
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	1,762,767
Golden Eagle Retail Group, Ltd.	516,000	657,704
Great Wall Motor Co., Ltd., Class H	2,510,250	2,468,462
Guangdong Investment, Ltd.	2,088,000	3,335,468
Guangzhou Automobile Group Co., Ltd., Class H	1,750,857	2,264,393
Guangzhou R&F Properties Co., Ltd., Class H	670,400	1,062,353
Hangzhou Steam Turbine Co., Ltd., Class B(1)	426,359	545,146
Hengan International Group Co., Ltd.	248,000	2,069,615
Huaneng Power International, Inc., Class H	3,084,000	1,945,150
Industrial & Commercial Bank of China, Ltd., Class H	4,715,000	2,992,472
Inner Mongolia Eerduosi Resources Co., Ltd., Class B	392,000	389,600
Inner Mongolia Yitai Coal Co., Ltd., Class B	424,000	389,232
Jiangsu Expressway Co., Ltd., Class H	796,000	1,104,633
Jiangxi Copper Co., Ltd., Class H	1,055,000	1,211,745
Kingboard Chemical Holdings, Ltd.	421,200	1,281,776
Kunlun Energy Co., Ltd.	1,678,000	1,297,130
Lee & Man Paper Manufacturing, Ltd.	876,000	800,236

Security	Shares	Value
Lenovo Group, Ltd.	2,596,000	$1,732,689
Li Ning Co., Ltd.(1)	1,892,312	1,298,816
Lonking Holdings, Ltd.	2,438,000	357,813
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	317,629
NetEase, Inc. ADR	11,000	2,648,580
New Oriental Education & Technology Group, Inc. ADR(1)	135,000	6,258,600
Nine Dragons Paper Holdings, Ltd.	1,412,000	1,331,429
Parkson Retail Group, Ltd.	1,024,000	110,214
PetroChina Co., Ltd., Class H	10,100,300	6,695,066
PICC Property & Casualty Co., Ltd., Class H	342,000	573,387
Ping An Insurance (Group) Co. of China, Ltd., Class H	297,500	1,559,550
Poly Property Group Co., Ltd.(1)	970,000	333,199
Qingling Motors Co., Ltd., Class H	1,448,966	443,027
Qinqin Foodstuffs Group (Cayman) Co., Ltd.(1)	49,600	18,225
Semiconductor Manufacturing International Corp.(1)	12,412,000	1,398,184
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,712,000	1,154,945
Shanghai Diesel Engine Co., Ltd., Class B	854,400	749,938
Shanghai Electric Group Co., Ltd., Class H(1)	1,644,000	782,681
Shanghai Haixin Group Co., Ltd., Class B	545,000	468,768
Shanghai Industrial Holdings, Ltd.	291,000	842,368
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	1,369,746
Shanghai Pudong Development Bank Co., Ltd.	170,328	422,442
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	430,499
Shimao Property Holdings, Ltd.	532,000	727,105
Sihuan Pharmaceutical Holdings Group, Ltd.	5,255,000	1,158,411
SINA Corp.(1)	25,700	1,897,431
Sino Biopharmaceutical, Ltd.	3,540,000	2,394,567
Sino-Ocean Group Holding, Ltd.	1,370,500	636,242
Sinopec Oilfield Service Corp., Class H(1)	4,801,500	930,888
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,136,000	1,592,539
Sinopharm Group Co., Ltd., Class H	975,600	4,725,149
Sohu.com, Inc.(1)	8,700	384,975
Tencent Holdings, Ltd.	727,800	20,234,306
Tingyi (Cayman Islands) Holding Corp.	1,184,000	1,377,441
Travelsky Technology, Ltd., Class H	1,218,000	2,907,131
Tsingtao Brewery Co., Ltd., Class H	874,000	3,421,302
Want Want China Holdings, Ltd.	3,531,000	2,197,468
Weibo Corp. ADR(1)	2,570	128,860
Weichai Power Co., Ltd., Class H	453,600	612,031
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	913,864
Yantai Changyu Pioneer Wine Co., Ltd., Class B	135,132	385,335
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	1,008,819
Zhejiang Expressway Co., Ltd., Class H	870,000	921,678
Zhuzhou CRRC Times Electric Co., Ltd.	288,000	1,504,551
Zijin Mining Group Co., Ltd., Class H	3,148,000	1,008,745
ZTE Corp., Class H	708,739	1,037,836

		$255,446,769

Colombia — 1.5%
Almacenes Exito SA	569,955	$2,905,765
Avianca Holdings SA, PFC Shares	614,449	505,053
Banco Davivienda SA, PFC Shares	190,600	1,950,058
Banco de Bogota SA	69,328	1,505,170
Bancolombia SA	86,292	781,113
Bancolombia SA ADR, PFC Shares	127,200	4,965,888
Bolsa de Valores de Colombia	85,691,900	526,036
Celsia SA ESP	833,260	1,141,511
Cementos Argos SA	509,458	2,028,397
Cementos Argos SA, PFC Shares	190,626	714,017
Cemex Latam Holdings SA(1)	266,452	1,012,820
Corporacion Financiera Colombiana SA	158,082	2,075,705

Security	Shares	Value
Ecopetrol SA(1)	4,549,600	$1,972,359
Ecopetrol SA ADR(1)	425,800	3,730,008
Empresa de Energia de Bogota SA	2,602,208	1,692,177
Empresa de Telecommunicaciones de Bogota SA	2,267,738	460,886
Fabricato SA(1)	34,115,900	166,832
Grupo Argos SA	466,160	3,010,352
Grupo Argos SA, PFC Shares	147,122	909,260
Grupo Aval Acciones y Valores SA	1,723,100	741,028
Grupo Aval Acciones y Valores SA, PFC Shares	3,247,601	1,419,175
Grupo de Inversiones Suramericana SA	365,800	4,772,711
Grupo Nutresa SA	414,015	3,638,525
Interconexion Electrica SA	945,400	3,196,854
Odinsa SA(1)	53,817	163,317
Organizacion Terpel SA	13,768	44,407

		$46,029,424

Croatia — 0.8%
AD Plastik DD	51,587	$1,049,152
Adris Grupa DD, PFC Shares	45,976	3,013,731
Atlantic Grupa DD	16,581	2,152,980
Atlantska Plovidba DD(1)	15,437	415,948
Ericsson Nikola Tesla DD	5,610	959,442
Hrvatski Telekom DD	326,234	7,990,182
Koncar-Elektroindustrija DD	7,227	735,246
Kras DD	3,067	240,318
Ledo DD	1,049	1,685,274
Petrokemija DD(1)	17,450	47,221
Podravka Prehrambena Industrija DD	53,292	3,020,459
Privredna Banka Zagreb DD	3,310	347,776
Valamar Riviera DD	685,752	3,484,505
Zagrebacka Banka DD(1)	30,550	227,481

		$25,369,715

Czech Republic — 0.9%
CEZ AS	562,025	$10,040,444
Komercni Banka AS	284,911	9,880,149
New World Resources PLC, Class A(1)(2)	860,500	0
Pegas Nonwovens SA	48,000	1,567,672
Philip Morris CR AS	6,128	3,152,122
Unipetrol AS	417,401	3,145,953

		$27,786,340

Egypt — 1.4%
Alexandria Mineral Oils Co.	121,900	$543,869
Arab Cotton Ginning(1)	1,880,400	575,972
Citadel Capital SAE(1)	1,600,000	149,592
Commercial International Bank Egypt SAE	2,285,293	12,291,591
Eastern Tobacco	97,097	2,351,114
Egypt Kuwait Holding Co. SAE	1,277,058	561,955
Egyptian Financial & Industrial Co.(1)	137,064	117,471
Egyptian Financial Group-Hermes Holding Co.(1)	1,822,174	2,557,358
Egyptian International Pharmaceuticals EIPICO	153,932	1,179,851
Egyptian Resorts Co.(1)	4,213,900	341,681
El Ezz Aldekhela Steel Alexandria(1)	4,750	111,272
ElSewedy Electric Co.	384,121	2,338,117
Ezz Steel(1)	1,677,500	1,341,416
Ghabbour Auto(1)	345,862	84,993
Global Telecom Holding SAE(1)	9,908,210	4,674,674
Juhayna Food Industries	2,665,536	1,233,950
Maridive & Oil Services SAE(1)	787,652	204,827
Medinet Nasr for Housing and Development SAE(1)	922,844	1,468,912
Misr Cement (Qena)	18,251	177,549
Nile Cotton Ginning Co.(1)(2)	125,000	0
Orascom Telecom Media and Technology Holding SAE(1)	13,585,310	826,424
Oriental Weavers Co.	1,278,405	1,119,962

Security	Shares	Value
Pioneers Holding(1)	919,613	$952,891
Sidi Kerir Petrochemicals Co.	957,400	1,406,944
Six of October Development & Investment Co.(1)	275,153	377,439
South Valley Cement(1)	485,000	213,548
Suez Cement Co.	138,000	147,690
Talaat Moustafa Group	3,963,160	2,411,373
Telecom Egypt	1,449,600	1,446,609

		$41,209,044

Estonia — 0.3%
AS Baltika(1)	226,000	$86,201
AS Merko Ehitus	75,000	700,351
AS Tallink Grupp	5,354,470	5,396,304
AS Tallinna Kaubamaja Grupp	202,800	1,694,334
AS Tallinna Vesi	35,235	554,675
Nordecon AS	223,282	304,044
Olympic Entertainment Group AS	803,899	1,641,715

		$10,377,624

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	5,176,100	$171,144
CAL Bank, Ltd.	4,406,554	844,646
Ghana Commercial Bank, Ltd.	1,384,370	1,377,228
Produce Buying Co., Ltd.(1)	650,000	8,207
Societe Generale Ghana, Ltd.	814,000	150,043
Standard Chartered Bank of Ghana, Ltd.	242,700	870,273
Total Petroleum Ghana, Ltd.	20,964	12,444
Unilever Ghana, Ltd.	249,000	533,563

		$3,967,548

Greece — 1.5%
Aegean Airlines SA	64,124	$436,354
Aegean Marine Petroleum Network, Inc.	90,611	906,110
Alpha Bank AE(1)	1,871,973	3,133,270
Athens Water Supply & Sewage Co. SA	227,849	1,376,164
Costamare, Inc.	143,445	1,311,087
Diana Shipping, Inc.(1)	354,520	928,842
DryShips, Inc.(1)	14,380	6,523
Ellaktor SA(1)	292,801	413,961
Eurobank Ergasias SA(1)	2,893,755	1,669,357
FF Group	63,075	1,568,964
GasLog, Ltd.	131,016	1,906,283
GEK Terna Holding Real Estate Construction SA(1)	120,661	249,267
Hellenic Exchanges - Athens Stock Exchange SA	114,224	527,650
Hellenic Petroleum SA(1)	132,875	591,721
Hellenic Telecommunications Organization SA	777,120	6,819,858
Intralot SA(1)	260,400	305,649
JUMBO SA	198,150	2,476,223
Marfin Investment Group Holdings SA(1)	1,699,487	234,044
Metka Industrial - Construction SA	43,400	362,110
Motor Oil (Hellas) Corinth Refineries SA	170,500	1,919,929
Mytilineos Holdings SA	452,870	2,128,909
National Bank of Greece SA(1)	1,340,996	280,267
Navios Maritime Acquisition Corp.	191,284	258,233
Navios Maritime Holdings, Inc.	812,550	983,186
OPAP SA	402,600	3,407,671
Public Power Corp. SA(1)	1,062,308	3,185,042
StealthGas, Inc.(1)	81,587	282,291
Terna Energy SA	126,318	367,412
Titan Cement Co. SA	260,641	6,153,079
Tsakos Energy Navigation, Ltd.	201,900	973,158
Viohalco SA(1)	184,517	252,917

		$45,415,531

Security	Shares	Value
Hungary — 0.7%
Magyar Telekom Telecommunications PLC	1,522,436	$2,500,394
MOL Hungarian Oil & Gas Rt.	104,092	6,448,766
OTP Bank PLC	277,178	7,281,945
Richter Gedeon Nyrt.	309,705	6,294,003

		$22,525,108

India — 5.6%
ABB India, Ltd.	33,400	$572,483
ACC, Ltd.	54,200	1,315,948
Adani Enterprises, Ltd.	119,200	118,339
Adani Ports and Special Economic Zone, Ltd.	719,546	2,769,580
Adani Power, Ltd.(1)	518,864	194,738
Aditya Birla Fashion and Retail, Ltd.(1)	137,831	286,031
Aditya Birla Nuvo, Ltd.	26,506	545,624
Ambuja Cements, Ltd.	566,900	2,147,613
Apollo Hospitals Enterprise, Ltd.	61,400	1,214,194
Ashok Leyland, Ltd.	820,626	987,473
Asian Paints, Ltd.	243,000	4,239,631
Axis Bank, Ltd.	157,800	1,290,920
Bajaj Auto, Ltd.	42,600	1,819,777
Bajaj Holdings & Investment, Ltd.	11,100	317,672
Balrampur Chini Mills, Ltd.	262,700	425,938
Bharat Forge, Ltd.	43,136	591,573
Bharat Heavy Electricals, Ltd.	370,300	752,391
Bharat Petroleum Corp., Ltd.	122,400	1,129,541
Bharti Airtel, Ltd.	1,940,801	9,156,161
Biocon, Ltd.	78,400	1,102,657
Bosch, Ltd.	3,900	1,335,464
Cairn India, Ltd.	157,100	475,274
Century Textiles & Industries, Ltd.	50,000	709,733
Cipla, Ltd.	207,400	1,808,705
Coal India, Ltd.	372,500	1,808,859
Colgate-Palmolive (India), Ltd.	46,200	676,399
Container Corp. of India, Ltd.	69,900	1,444,783
Cummins India, Ltd.	79,700	1,084,581
Dabur India, Ltd.	278,000	1,135,631
Divi’s Laboratories, Ltd.	49,800	974,387
Dr. Reddy’s Laboratories, Ltd.	24,300	1,133,033
Dr. Reddy’s Laboratories, Ltd. ADR	12,700	589,534
GAIL (India), Ltd.	418,540	2,356,692
GAIL (India), Ltd. GDR(3)	25,050	847,761
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	336,675
Glenmark Pharmaceuticals, Ltd.	114,000	1,585,938
Grasim Industries, Ltd. GDR(3)	13,300	963,515
Great Eastern Shipping Co., Ltd. (The)	56,700	301,630
HCL Technologies, Ltd.	193,371	2,326,769
HDFC Bank, Ltd.	198,400	4,372,714
Hero MotoCorp, Ltd.	51,542	2,649,948
Hindalco Industries, Ltd.	436,910	1,005,806
Hindustan Petroleum Corp., Ltd.	201,900	1,296,632
Hindustan Unilever, Ltd.	546,109	7,147,562
Hindustan Zinc, Ltd.	244,148	862,804
Housing Development Finance Corp., Ltd.	257,575	5,408,452
ICICI Bank, Ltd.	532,035	2,011,612
Idea Cellular, Ltd.	1,449,679	1,729,689
Indian Hotels Co., Ltd. (The)	173,820	345,569
Indian Oil Corp., Ltd.	221,900	1,951,421
Infosys, Ltd.	422,490	6,556,394
ITC, Ltd.	1,537,650	5,601,873
Jindal Steel & Power, Ltd.(1)	90,000	103,523

Security	Shares	Value
JSW Energy, Ltd.	1,158,270	$1,283,523
JSW Steel, Ltd.	60,200	1,572,942
Kotak Mahindra Bank, Ltd.	204,617	2,402,457
Larsen & Toubro, Ltd.	112,578	2,435,121
Larsen & Toubro, Ltd. GDR(3)	72,000	1,541,624
LIC Housing Finance, Ltd.	62,800	548,309
Lupin, Ltd.	97,200	2,170,839
Mahindra & Mahindra, Ltd.	140,600	2,970,103
Maruti Suzuki India, Ltd.	43,700	3,610,422
Mphasis, Ltd.	37,500	293,264
Nestle India, Ltd.	12,100	1,167,854
NHPC, Ltd.	1,887,800	711,151
NTPC, Ltd.	2,100,300	4,699,996
Oil & Natural Gas Corp., Ltd.	625,242	2,421,458
Oracle Financial Services Software, Ltd.	4,000	194,717
Petronet LNG, Ltd.	216,300	1,121,016
Piramal Enterprises, Ltd.	41,782	1,155,191
Power Grid Corporation of India, Ltd.	1,419,700	3,764,028
Reliance Communications, Ltd.(1)	1,408,559	986,523
Reliance Industries, Ltd.	516,780	8,440,532
Reliance Infrastructure, Ltd.	171,400	1,424,564
Reliance Power, Ltd.	546,400	392,188
Siemens, Ltd.	72,300	1,348,584
State Bank of India GDR(3)	49,600	1,846,580
Steel Authority of India, Ltd.	60,000	41,917
Sun Pharmaceutical Industries, Ltd.	378,100	4,228,397
Tata Chemicals, Ltd.	58,600	461,212
Tata Communications, Ltd.	47,000	398,845
Tata Consultancy Services, Ltd.	100,507	3,675,150
Tata Global Beverages, Ltd.	156,000	327,491
Tata Motors, Ltd.	305,826	2,448,416
Tata Power Co., Ltd.	1,002,648	1,133,858
Tata Steel, Ltd.	149,900	847,735
Tech Mahindra, Ltd.	143,648	909,833
Titan Co., Ltd.	248,000	1,482,859
UltraTech Cement, Ltd.	58,091	3,365,108
United Spirits, Ltd.(1)	21,533	799,831
UPL, Ltd.	237,900	2,418,677
Vedanta, Ltd.	499,740	1,300,601
Voltas, Ltd.	224,100	1,279,106
Wipro, Ltd.	199,798	1,438,582
Zee Entertainment Enterprises, Ltd.	316,895	2,602,862

		$171,581,112

Indonesia — 3.4%
Adaro Energy Tbk PT	28,006,600	$2,598,910
AKR Corporindo Tbk PT	4,660,500	2,313,246
Aneka Tambang Persero Tbk PT(1)	8,587,500	540,715
Astra Argo Lestari Tbk PT	654,000	744,243
Astra International Tbk PT	16,668,000	10,576,251
Bank Central Asia Tbk PT	7,245,500	8,739,291
Bank CIMB Niaga Tbk PT(1)	112,408	7,153
Bank Danamon Indonesia Tbk PT	3,237,181	1,006,240
Bank Mandiri Tbk PT	3,497,000	3,017,289
Bank Negara Indonesia Persero Tbk PT	7,849,000	3,348,335
Bank Pan Indonesia Tbk PT(1)	6,253,772	396,124
Bank Rakyat Indonesia Tbk PT	3,508,300	3,291,968
Charoen Pokphand Indonesia Tbk PT	4,000,700	1,077,736
Gudang Garam Tbk PT	498,500	2,372,071
Hanson International Tbk PT(1)	88,182,000	947,599
Indah Kiat Pulp & Paper Corp. Tbk PT	3,326,500	251,301

Security	Shares	Value
Indo Tambangraya Megah Tbk PT	1,269,200	$1,063,480
Indocement Tunggal Prakarsa Tbk PT	2,045,500	2,727,212
Indofood CBP Sukses Makmur Tbk PT	2,546,000	1,853,151
Indofood Sukses Makmur Tbk PT	4,544,500	3,039,295
Indosat Tbk PT(1)	1,322,500	610,237
Jasa Marga (Persero) Tbk PT	3,247,500	1,147,490
Kalbe Farma Tbk PT	45,305,200	5,969,306
Lippo Karawaci Tbk PT	26,506,000	2,017,864
Matahari Putra Prima Tbk PT	5,148,000	699,858
Medco Energi Internasional Tbk PT(1)	698,500	82,147
Pembangunan Perumahan Persero Tbk PT	4,793,000	1,543,653
Perusahaan Gas Negara Persero Tbk PT	19,152,100	4,231,252
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	815,631
Semen Indonesia Persero Tbk PT	4,703,500	3,653,686
Sigmagold Inti Perkasa Tbk PT(1)	27,503,000	569,018
Surya Semesta Internusa Tbk PT	3,178,000	135,663
Tambang Batubara Bukit Asam Tbk PT	2,159,900	1,599,246
Telekomunikasi Indonesia Tbk PT	58,725,800	19,554,960
Unilever Indonesia Tbk PT	1,100,700	3,763,083
United Tractors Tbk PT	3,148,000	4,288,915
Vale Indonesia Tbk PT(1)	4,748,000	1,078,302
Wijaya Karya Persero Tbk PT	6,352,000	1,366,127

		$103,038,048

Jordan — 0.7%
Al-Eqbal Investment Co. PLC	41,512	$1,229,478
Alia The Royal Jordanian Airlines PLC(1)	115,334	87,849
Arab Bank PLC	1,092,510	9,351,531
Arab Potash Co. PLC	67,492	1,485,769
Bank of Jordan	255,974	956,903
Cairo Amman Bank	205,544	547,938
Capital Bank of Jordan(1)	470,740	604,226
Jordan Ahli Bank	271,280	463,249
Jordan Islamic Bank	216,828	1,134,757
Jordan Petroleum Refinery	591,748	2,936,244
Jordan Phosphate Mines(1)	83,990	319,583
Jordan Steel(1)	269,400	159,555
Jordan Telecommunications Co.	245,934	789,194
Jordanian Electric Power Co.	445,146	1,485,616
Union Investment Corp. PLC(1)	154,400	250,079

		$21,801,971

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	716,100	$4,580,771
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	65,594	419,802
KAZ Minerals PLC(1)	2,470,118	7,059,300
Kazkommertsbank JSC GDR(1)(3)	284,200	379,388
KazMunaiGas Exploration Production GDR(1)(3)	632,226	4,835,088
KazMunaiGas Exploration Production GDR(1)(3)	121,486	929,368
Kcell JSC GDR(3)	544,503	1,830,342
Nostrum Oil & Gas PLC(1)	435,053	1,546,364

		$21,580,423

Kenya — 0.8%
ARM Cement, Ltd.(1)	1,677,000	$390,024
Bamburi Cement Co., Ltd.	460,041	687,185
Barclays Bank of Kenya, Ltd.	6,801,720	563,795
British American Tobacco Kenya, Ltd.	11,700	96,751
Centum Investment Co., Ltd.(1)	1,534,080	590,824
Co-operative Bank of Kenya, Ltd. (The)	7,353,160	895,720
Diamond Trust of Kenya, Ltd.	236,400	317,241
East African Breweries, Ltd.	2,184,940	5,995,289
Equity Group Holdings, Ltd.	9,682,400	3,107,975
KCB Group, Ltd.	8,717,560	2,455,922
KenolKobil, Ltd.	3,645,800	411,307

Security	Shares	Value
Kenya Airways, Ltd.(1)	2,398,400	$94,464
Kenya Electricity Generating Co., Ltd.	1,875,100	122,871
Kenya Power & Lighting, Ltd.	5,995,293	502,965
Nation Media Group, Ltd.	442,376	490,833
NIC Bank, Ltd.	852,975	231,758
Safaricom, Ltd.	32,198,900	6,328,394
Standard Chartered Bank Kenya, Ltd.	278,578	498,600

		$23,781,918

Kuwait — 1.3%
Abyaar Real Estate Development Co. KSC(1)	1,440,000	$102,401
Agility Public Warehousing Co. KSC	1,807,548	2,850,588
Ahli United Bank	306,691	396,861
Al Ahli Bank of Kuwait KSCP	122,180	129,548
Al-Mazaya Holding Co.	551,200	200,983
Boubyan Petrochemicals Co.	2,067,187	3,426,551
Burgan Bank SAK	921,028	992,394
Combined Group Contracting Co. KSC	151,423	326,559
Commercial Bank of Kuwait KSCP	994,227	1,349,104
Commercial Real Estate Co. KSCC	2,487,729	627,859
Gulf Bank	1,477,708	1,126,946
Gulf Cable & Electrical Industries Co. KSCP(1)	165,000	207,872
Gulf National Holding Co.(1)(2)	681,313	0
Kuwait Finance House KSCP	2,907,746	4,526,330
Kuwait Food Co. (Americana) SAK	512,500	4,284,973
Kuwait International Bank	818,000	510,086
Kuwait Portland Cement Co. KSC	212,231	675,307
Kuwait Projects Co. Holdings KSC	964,872	1,758,545
Kuwait Real Estate Co. KSC(1)	1,720,000	285,164
Mabanee Co. SAK	1,009,315	2,640,826
Mobile Telecommunications Co.	4,387,600	4,873,468
National Bank of Kuwait SAK	2,859,636	5,579,345
National Industries Group Holding SAK	3,619,875	1,367,950
National Investment Co.(1)	645,000	235,690
National Real Estate Co. KPSC(1)	692,594	174,288
Qurain Petrochemical Industries Co. KSC	1,460,000	959,114
Sultan Center Food Products Co.(1)	2,160,000	393,573

		$40,002,325

Latvia — 0.0%(4)
Grindeks(1)	12,000	$61,366
Latvian Shipping Co.(1)	96,000	54,186

		$115,552

Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,522,275
Byblos Bank	838,110	1,374,372
Solidere, Class A	284,881	2,654,885
Solidere, Class B	5,696	53,967

		$5,605,499

Lithuania — 0.1%
Apranga PVA	363,680	$1,051,750
Energijos Skirstymo Operatorius AB	370,141	357,556
Invalda Privatus Kapitalas AB(2)	32,177	0
Klaipedos Nafta AB	1,576,663	1,048,625
Panevezio Statybos Trestas	323,592	344,364
Pieno Zvaigzdes	94,000	137,828
Rokiskio Suris	177,000	296,255
Siauliu Bankas	1,239,550	493,567

		$3,729,945

Security	Shares	Value
Malaysia — 3.0%
Aeon Co. (M) Bhd	1,017,000	$712,108
Affin Holdings Bhd	236,000	125,153
Alliance Financial Group Bhd	330,800	297,641
AMMB Holdings Bhd	276,900	274,062
Axiata Group Bhd	2,283,775	2,882,802
Batu Kawan Bhd	100,300	439,556
Berjaya Corp. Bhd	2,498,100	202,766
Berjaya Sports Toto Bhd	468,894	375,265
Boustead Holdings Bhd	577,500	301,894
British American Tobacco Malaysia Bhd	109,600	1,302,143
Bumi Armada Bhd(1)	5,772,800	980,474
Bursa Malaysia Bhd	224,600	479,332
Capitaland Malaysia Mall Trust	1,336,100	500,715
CIMB Group Holdings Bhd	894,766	1,021,134
Datasonic Group Bhd	1,594,400	598,957
Dialog Group Bhd	2,846,250	1,005,868
Digi.com Bhd	1,538,000	1,852,247
Felda Global Ventures Holdings Bhd	1,136,300	644,099
Gamuda Bhd	1,487,900	1,761,460
Genting Bhd	1,560,000	2,994,508
Genting Malaysia Bhd	2,380,000	2,620,107
Genting Plantations Bhd	261,000	694,926
Globetronics Technology Bhd	359,900	317,935
Hartalega Holdings Bhd	707,900	794,687
Hong Leong Bank Bhd	167,700	532,980
Hong Leong Financial Group Bhd	136,200	508,617
IHH Healthcare Bhd	2,936,300	4,497,295
IJM Corp. Bhd	1,497,540	1,162,494
Inari Amertron Bhd	362,200	290,835
IOI Corp. Bhd	2,220,568	2,392,687
IOI Properties Group Bhd	2,239,484	1,350,726
KLCCP Stapled Group	515,300	964,649
KNM Group Bhd(1)	7,927,875	779,566
Kossan Rubber Industries	458,100	762,550
KPJ Healthcare Bhd	403,200	412,531
Kuala Lumpur Kepong Bhd	270,750	1,572,369
Lafarge Malaysia Bhd	895,660	1,717,404
Landmarks Bhd(1)	576,800	106,293
LBS Bina Group Bhd	824,700	355,019
Magnum Bhd	617,940	337,967
Mah Sing Group Bhd	1,024,700	402,466
Malayan Banking Bhd	992,786	1,802,033
Malaysian Resources Corp. Bhd	853,000	268,533
Maxis Bhd	1,255,300	1,872,275
Media Prima Bhd	567,300	181,074
MISC Bhd	314,240	573,876
MMC Corp. Bhd	662,000	364,920
Muhibbah Engineering (M) Bhd	1,581,000	880,573
My EG Services Bhd	5,924,400	3,275,340
Nestle Malaysia Bhd	15,000	286,161
Parkson Holdings Bhd(1)	749,278	141,391
Petronas Chemicals Group Bhd	3,014,400	4,849,251
Petronas Dagangan Bhd	526,600	2,992,988
Petronas Gas Bhd	268,500	1,420,832
PPB Group Bhd	357,300	1,399,689
Press Metal Bhd	930,000	966,214
Public Bank Bhd	566,498	2,716,335
RHB Bank Bhd	404,959	455,643
Sapurakencana Petroleum Bhd(1)	7,478,652	2,855,816
Silverlake Axis, Ltd.	1,586,300	769,887

Security	Shares	Value
Sime Darby Bhd	1,019,709	$1,889,162
Sona Petroleum Bhd(1)(2)	1,449,600	166,510
SP Setia Bhd	2,194,200	1,850,229
Sunway Bhd	578,440	433,830
Sunway REIT	1,565,000	654,891
Supermax Corp. Bhd	1,466,700	773,849
Ta Ann Holdings Bhd	427,078	369,673
Tan Chong Motor Holdings Bhd	219,000	102,132
Telekom Malaysia Bhd	1,020,100	1,674,254
Tenaga Nasional Bhd	1,724,331	5,964,381
Top Glove Corp. Bhd	857,800	1,058,688
UEM Sunrise Bhd	2,038,500	583,381
UMW Holdings Bhd	549,600	776,998
UMW Oil & Gas Corp. Bhd(1)	1,133,700	245,142
Unisem (M) Bhd	3,101,700	1,893,089
UOA Development Bhd	377,700	228,850
Wah Seong Corp. Bhd	697,402	147,895
YTL Corp. Bhd	2,626,518	1,137,006
YTL Power International Bhd	1,597,363	618,481

		$89,967,559

Mauritius — 0.8%
Alteo, Ltd.	352,391	$273,195
CIEL, Ltd.	2,899,926	490,244
CIM Financial Services, Ltd.	2,422,985	484,109
ENL Land, Ltd.	484,800	593,479
IBL, Ltd.(1)	309,981	260,356
LUX Island Resorts, Ltd.	991,531	1,660,732
MCB Group, Ltd.	1,768,506	11,010,689
New Mauritius Hotels, Ltd.	4,534,304	2,565,614
Phoenix Beverages, Ltd.	8,471	102,851
Rogers & Co., Ltd.	608,300	488,533
SBM Holdings, Ltd.	174,233,178	3,441,955
Sun, Ltd., Class A(1)	87,613	85,155
Terra Mauricia, Ltd.	1,002,180	836,275
United Basalt Products, Ltd.	187,150	472,108

		$22,765,295

Mexico — 6.1%
Alfa SAB de CV, Series A	5,949,820	$9,266,987
Alpek SAB de CV	210,700	357,075
Alsea SAB de CV	1,605,700	5,433,282
America Movil SAB de CV, Series L	48,525,790	27,679,327
Arca Continental SAB de CV	288,500	1,717,036
Bolsa Mexicana de Valores SAB de CV	915,200	1,457,070
Cemex SAB de CV, Series CPO(1)	14,049,729	11,151,528
Coca-Cola Femsa SAB de CV, Series L	286,300	2,148,238
Controladora Vuela Cia de Aviacion SAB de CV(1)	363,200	633,126
El Puerto de Liverpool SAB de CV	262,181	2,744,891
Empresas ICA SAB de CV(1)	2,075,736	289,044
Fibra Uno Administracion SA de CV	1,735,300	3,172,624
Fomento Economico Mexicano SAB de CV, Series UBD	1,289,700	11,870,847
Genomma Lab Internacional SAB de CV(1)	2,311,200	2,405,395
Gentera SAB de CV	2,673,100	4,829,288
Gruma SAB de CV, Class B	98,200	1,288,316
Grupo Aeroportuario del Centro Norte SAB de CV	143,800	847,682
Grupo Aeroportuario del Pacifico SAB de CV, Class B	476,800	4,532,732
Grupo Aeroportuario del Sureste SAB de CV, Class B	297,709	4,354,837
Grupo Bimbo SAB de CV, Series A	1,495,508	3,956,707
Grupo Carso SAB de CV, Series A1	1,023,400	4,104,209
Grupo Comercial Chedraui SA de CV	208,900	456,268
Grupo Elektra SAB de CV	140,026	1,807,651
Grupo Financiero Banorte SAB de CV, Class O	2,252,300	11,823,856

Security	Shares	Value
Grupo Financiero Inbursa SAB de CV, Class O	3,477,016	$5,487,265
Grupo Financiero Santander Mexico SAB de CV	652,200	1,144,308
Grupo Mexico SAB de CV, Series B	4,413,035	10,792,616
Grupo Sanborns SAB de CV	223,900	253,349
Grupo Televisa SAB, Series CPO	4,213,471	21,643,482
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	1,523,015
Industrias CH SAB de CV, Series B(1)	194,112	862,653
Industrias Penoles SAB de CV	137,229	3,283,913
Infraestructura Energetica Nova SAB de CV	250,400	975,397
Kimberly-Clark de Mexico SAB de CV, Class A	944,910	2,137,405
Megacable Holdings SAB de CV	40,500	155,548
Mexichem SAB de CV	1,478,407	3,303,775
Minera Frisco SAB de CV(1)	873,200	607,960
Nemak SAB de CV(5)	325,400	358,297
OHL Mexico SAB de CV(1)	366,100	485,811
Organizacion Soriana SAB de CV, Class B(1)	166,700	410,093
Promotora y Operadora de Infraestructura SAB de CV	416,700	4,485,976
Telesites SAB de CV(1)	2,436,230	1,375,816
Ternium SA ADR	70,322	1,380,421
TV Azteca SAB de CV, Series CPO	1,018,565	162,321
Wal-Mart de Mexico SAB de CV, Series V	3,059,664	6,698,526

		$185,855,963

Morocco — 0.7%
Attijariwafa Bank	92,000	$3,363,598
Banque Centrale Populaire	85,000	1,988,120
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,030	187,220
BMCE Bank	66,776	1,423,214
Delta Holding SA	35,000	75,630
Douja Promotion Groupe Addoha SA	232,801	879,489
Label Vie	3,700	381,686
LafargeHolcim Maroc SA	19,055	4,290,043
Managem SA	7,900	639,439
Maroc Telecom	470,271	6,176,987
Samir(1)(2)	19,247	0
Sonasid(1)	5,872	193,429
Taqa Morocco	26,192	1,888,229
Wafa Assurance	2,560	961,218

		$22,448,302

Nigeria — 0.4%
Access Bank PLC	14,469,911	$255,230
Ashaka Cem PLC	105	5
Dangote Cement PLC	2,191,891	1,274,672
Dangote Sugar Refinery PLC	4,385,654	90,599
Diamond Bank PLC(1)	12,314,600	46,910
Ecobank Transnational, Inc.	11,886,485	434,171
FBN Holdings PLC	27,727,599	278,500
FCMB Group PLC	21,258,724	72,432
Fidelity Bank PLC	15,112,844	42,287
Flour Mills of Nigeria PLC	1,874,895	131,285
Forte Oil PLC	2,086,402	1,097,980
Guaranty Trust Bank PLC	20,343,994	1,554,887
Guiness Nigeria PLC	856,034	266,163
Lafarge Africa PLC	3,897,771	657,524
Lekoil, Ltd.(1)	1,110,205	313,595
Nestle Nigeria PLC	388,412	1,012,045
Nigerian Breweries PLC	4,077,383	1,940,846
Oando PLC(1)	14,592,401	249,780
PZ Cussons Nigeria PLC	950,083	61,594
SEPLAT Petroleum Development Co. PLC(5)	728,540	740,603
Skye Bank PLC(1)	17,576,580	36,261
Stanbic IBTC Holdings PLC(1)	1,857,245	101,311

Security	Shares	Value
Transnational Corp. of Nigeria PLC(1)	22,334,373	$73,039
UAC of Nigeria PLC	4,061,181	270,941
Unilever Nigeria PLC	2,074,728	301,568
United Bank for Africa PLC	25,390,531	338,464
Zenith Bank PLC	21,731,635	1,038,398

		$12,681,090

Oman — 0.8%
Al Anwar Ceramic Tiles Co.	166,191	$87,286
Al Maha Petroleum Products Marketing Co., LLC	36,500	135,618
Bank Dhofar SAOG	1,838,203	1,079,474
Bank Muscat SAOG	2,985,751	3,128,788
Bank Sohar SAOG	4,346,210	1,903,809
Dhofar International Development & Investment Holding SAOG	316,407	320,367
Galfar Engineering & Contracting SAOG(1)	1,569,283	423,225
HSBC Bank Oman SAOG	2,331,977	610,936
National Bank of Oman SAOG	2,541,393	1,564,217
Oman Cables Industry SAOG	112,400	497,804
Oman Cement Co. SAOG	956,735	1,118,160
Oman Flour Mills Co. SAOG	543,700	851,443
Oman Telecommunications Co. SAOG	1,247,060	5,022,150
Omani Qatari Telecommunications Co. SAOG	671,100	1,205,681
Ominvest	1,392,062	1,862,995
Raysut Cement Co. SAOG	523,326	2,092,306
Renaissance Services SAOG(1)	1,561,017	932,045
Sembcorp Salalah Power & Water Co.	414,000	262,538
Shell Oman Marketing Co. SAOG	66,100	326,119

		$23,424,961

Pakistan — 1.5%
Adamjee Insurance Co., Ltd.	549,644	$287,871
Attock Petroleum, Ltd.	118,800	592,257
Bank Alfalah, Ltd.	1,609,394	440,044
Bank of Punjab, (The)(1)	2,431,500	312,126
Cherat Cement Co., Ltd.	236,000	291,556
D.G. Khan Cement Co., Ltd.	528,320	941,947
Engro Corp., Ltd.	781,516	2,186,382
Engro Fertilizers, Ltd.	706,500	416,633
Engro Foods, Ltd.(1)	710,300	995,827
Fatima Fertilizer Co., Ltd.	952,500	325,892
Fauji Cement Co., Ltd.	1,338,000	453,851
Fauji Fertilizer Bin Qasim, Ltd.	841,000	416,710
Fauji Fertilizer Co., Ltd.	1,608,314	1,600,311
Ferozsons Laboratories, Ltd.	32,400	271,488
Habib Bank, Ltd.	1,422,633	3,012,013
Hub Power Co., Ltd.	3,755,700	4,299,972
K-Electric, Ltd.(1)	13,181,500	1,164,816
Kot Addu Power Co., Ltd.	1,728,500	1,381,009
Lucky Cement, Ltd.	411,400	2,670,606
Maple Leaf Cement Factory, Ltd.	362,000	331,914
MCB Bank, Ltd.	1,771,625	3,741,466
Millat Tractors, Ltd.	80,629	521,785
National Bank of Pakistan	1,144,026	799,811
Nishat Mills, Ltd.	2,017,480	2,745,330
Oil & Gas Development Co., Ltd.	1,649,900	2,235,318
Pak Elektron, Ltd.	1,452,500	983,316
Pak Suzuki Motor Co., Ltd.	121,600	672,678
Pakistan Oilfields, Ltd.	272,900	1,054,778
Pakistan Petroleum, Ltd.	1,178,802	1,848,279
Pakistan State Oil Co., Ltd.	484,847	1,927,174
Pakistan Telecommunication Co., Ltd.	2,767,500	482,276

Security	Shares	Value
Pioneer Cement, Ltd.	233,500	$238,119
Searle Co., Ltd. (The)	470,900	2,584,737
SUI Southern Gas Co., Ltd.(1)	2,055,152	803,285
TRG Pakistan(1)	3,398,587	1,494,893
United Bank, Ltd.	835,025	1,592,289

		$46,118,759

Panama — 0.3%
Copa Holdings SA, Class A	111,308	$9,787,312

		$9,787,312

Peru — 1.5%
Alicorp SAA	3,270,649	$7,086,567
Banco Continental SA	601,670	686,505
Cementos Pacasmayo SAA	382,900	727,770
Cia de Minas Buenaventura SA ADR(1)	298,256	4,127,863
Cia Minera Milpo SA	963,264	774,484
Credicorp, Ltd.	88,196	13,425,195
Edegel SA	3,058,296	2,531,253
Ferreycorp SAA	4,329,744	2,111,758
Grana y Montero SAA	1,731,913	2,846,419
Intercorp Financial Services, Inc.	61,100	1,952,145
Luz del Sur SAA	185,800	628,853
Minsur SA(1)	1,266,277	486,598
Refineria La Pampilla SA Relapasa(1)	681,460	52,978
Sociedad Minera Cerro Verde SAA(1)	40,457	787,698
Southern Copper Corp.	268,455	7,060,367
Union Andina de Cementos SAA	278,400	230,423
Volcan Cia Minera SAA, Class B	4,289,892	786,205

		$46,303,081

Philippines — 2.8%
Aboitiz Equity Ventures, Inc.	2,284,250	$3,577,082
Aboitiz Power Corp.	3,401,900	3,209,402
Alliance Global Group, Inc.	2,897,300	952,592
Ayala Corp.	201,738	3,574,332
Ayala Land, Inc.	4,584,708	3,731,545
Ayala Land, Inc., PFC Shares(2)	3,534,608	0
Bank of the Philippine Islands	1,291,856	2,798,528
BDO Unibank, Inc.	1,170,320	2,654,522
Bloomberry Resorts Corp.(1)	11,682,500	1,099,941
Cosco Capital, Inc.	1,868,100	319,764
D&L Industries, Inc.	3,610,400	849,490
DMCI Holdings, Inc.	2,556,500	637,660
Emperador, Inc.	3,420,000	511,321
Energy Development Corp.	14,742,350	1,799,793
Filinvest Land, Inc.	16,105,546	610,395
First Gen Corp.	2,648,860	1,368,996
First Philippine Holdings Corp.	403,650	606,598
Globe Telecom, Inc.	60,375	2,548,994
GMA Holdings, Inc. PDR	1,242,100	153,608
GT Capital Holdings, Inc.	54,000	1,609,477
International Container Terminal Services, Inc.	551,900	878,655
JG Summit Holding, Inc.	2,048,150	3,153,421
Jollibee Foods Corp.	1,000,420	5,100,630
Lopez Holdings Corp.	8,390,900	1,435,217
LT Group, Inc.	1,987,400	627,875
Manila Electric Co.	464,684	2,976,307
Manila Water Co.	1,474,000	890,056
Megaworld Corp.	10,700,000	1,046,366
Melco Crown Philippines Resorts Corp.(1)	5,609,200	454,688
Metro Pacific Investments Corp.	10,567,300	1,548,753
Metropolitan Bank & Trust Co.	804,523	1,417,743
Nickel Asia Corp.	9,129,938	1,359,890

Security	Shares	Value
Pepsi-Cola Products Philippines, Inc.	1,198,000	$79,058
Petron Corp.	1,608,800	338,402
Philex Mining Corp.	3,645,900	651,465
PLDT, Inc.	173,575	6,139,360
Puregold Price Club, Inc.	1,403,900	1,230,970
Robinsons Land Corp.	1,290,000	825,559
Robinsons Retail Holdings, Inc.	841,690	1,305,687
San Miguel Corp.	484,300	815,160
Semirara Mining & Power Corp.	979,830	2,304,563
SM Investments Corp.	336,720	4,689,298
SM Prime Holdings, Inc.	7,654,550	4,458,245
SSI Group, Inc.(1)	2,093,000	123,473
Travellers International Hotel Group, Inc.	3,644,200	247,700
Universal Robina Corp.	1,964,140	7,228,437
Vista Land & Lifescapes, Inc.	6,128,000	682,690

		$84,623,708

Poland — 2.9%
Agora SA	64,445	$168,280
Alior Bank SA(1)	98,462	1,195,677
AmRest Holdings SE(1)	30,208	1,896,363
Asseco Poland SA	309,112	4,506,402
Bank Handlowy w Warszawie SA	44,485	884,753
Bank Millennium SA(1)	697,490	1,023,576
Bank Pekao SA	150,085	4,859,354
Bank Zachodni WBK SA	19,704	1,604,022
Boryszew SA(1)	350,000	637,080
Budimex SA	50,276	2,755,470
CCC SA	45,300	2,098,071
CD Projekt SA(1)	49,801	519,254
Ciech SA	40,900	707,885
Cyfrowy Polsat SA(1)	709,480	4,546,921
Enea SA(1)	145,490	324,056
Energa SA	389,300	764,232
Eurocash SA	288,203	3,205,406
Getin Holding SA(1)	62,404	16,167
Getin Noble Bank SA(1)	1,591,418	193,791
Globe Trade Centre SA(1)	183,554	396,746
Grupa Azoty SA	31,054	500,603
Grupa Kety SA	1,241	127,470
Grupa Lotos SA(1)	176,940	1,317,784
ING Bank Slaski SA	15,900	615,100
Jastrzebska Spolka Weglowa SA(1)	174,769	2,414,551
KGHM Polska Miedz SA	297,964	5,805,726
KOPEX SA(1)	5,869	4,872
KRUK SA	21,183	1,319,028
LPP SA	2,402	2,474,060
Lubelski Wegiel Bogdanka SA(1)	10,688	158,870
mBank SA(1)	24,950	2,231,832
Medicalgorithmics SA	1,784	126,129
Netia SA	610,010	777,857
Orange Polska SA	2,339,445	3,669,096
Orbis SA	138,180	2,801,102
PGE SA	2,425,400	6,443,591
PKP Cargo SA(1)	5,094	50,640
Polski Koncern Naftowy ORLEN SA	502,664	8,548,894
Polskie Gornictwo Naftowe i Gazownictwo SA	2,342,566	3,095,777
Powszechna Kasa Oszczednosci Bank Polski SA(1)	968,082	6,613,010
Powszechny Zaklad Ubezpieczen SA	691,000	4,409,487
Synthos SA(1)	418,000	475,656
Tauron Polska Energia SA(1)	3,658,454	2,489,380

		$88,774,021

Security	Shares	Value
Qatar — 1.5%
Al Meera Consumer Goods Co.	16,300	$918,476
Barwa Real Estate Co.	221,937	2,061,579
Commercial Bank QSC (The)	40,659	430,310
Doha Bank QSC	79,773	814,753
Gulf International Services QSC	169,144	1,610,215
Industries Qatar	204,177	6,052,995
Masraf Al Rayan QSC	348,259	3,393,171
Mazaya Qatar Real Estate Development QSC(1)	60,314	228,100
Medicare Group	23,582	579,375
Ooredoo QSC	164,595	4,339,316
Qatar Electricity & Water Co. QSC	60,880	3,566,765
Qatar Gas Transport Co., Ltd.	551,991	3,571,723
Qatar Insurance Co.	80,354	1,961,179
Qatar International Islamic Bank	32,210	568,828
Qatar Islamic Bank	69,898	2,013,728
Qatar National Bank SAQ	164,143	7,022,885
Qatar National Cement Co. QSC	29,395	701,059
Qatar Navigation QSC	55,051	1,357,634
Qatari Investors Group	63,900	889,317
United Development Co. QSC	234,467	1,311,358
Vodafone Qatar QSC(1)	694,900	2,077,455

		$45,470,221

Romania — 0.7%
Antibiotice SA	1,843,129	$240,311
Banca Transilvania SA	18,039,206	10,782,400
BRD-Groupe Societe Generale SA	1,198,197	3,328,363
OMV Petrom SA(1)	43,591,503	2,689,933
Societatea Nationala de Gaze Naturale ROMGAZ SA	342,084	2,009,745
Societatea Nationala Nuclearelectrica SA	322,130	402,047
Transelectrica SA	140,400	1,040,024
Transgaz SA Medias	14,233	1,101,213

		$21,594,036

Russia — 6.8%
Aeroflot PJSC(1)	597,030	$1,118,396
Alrosa PJSC	1,517,000	2,090,308
Evraz PLC(1)	772,698	1,612,937
Federal Grid Co. Unified Energy System PJSC	1,285,220,600	3,593,931
Gazprom PJSC ADR	4,533,667	19,110,671
Global Ports Investments PLC GDR(1)(3)	30,769	88,702
Globaltrans Investment PLC GDR(3)	143,453	673,007
Lenta, Ltd. GDR(1)(3)	206,121	1,669,700
Lukoil PJSC ADR	342,927	16,722,111
Magnit PJSC	106,165	17,675,454
Mail.ru Group, Ltd. GDR(1)(3)	271,939	4,765,150
MegaFon PJSC GDR(3)	118,415	1,128,651
MMC Norilsk Nickel PJSC ADR	872,917	13,951,934
Mobile TeleSystems PJSC	3,116,003	11,301,880
Mobile TeleSystems PJSC ADR	101,500	774,445
Moscow Exchange MICEX-RTS PJSC	1,549,210	3,132,058
Mosenergo PJSC	12,772,962	351,082
Novatek OJSC GDR(3)	63,100	6,955,826
Novolipetsk Steel PJSC GDR	130,402	1,695,004
PhosAgro PJSC GDR(3)	77,473	999,020
PIK Group PJSC(1)	113,450	527,828
PIK Group PJSC GDR(1)(3)	100,000	453,315
Polymetal International PLC	367,589	4,615,062
QIWI PLC ADR	72,100	1,055,544
Rosneft PJSC GDR(3)	951,124	5,202,515
Rosseti PJSC	78,782,500	1,169,953
Rostelecom PJSC	253,968	318,480
Rostelecom PJSC ADR	31,284	234,630

Security	Shares	Value
RusHydro PJSC	167,096,952	$2,077,564
Sberbank of Russia PJSC	11,759,800	27,272,844
Severstal PJSC GDR(3)	353,123	4,261,274
Sistema PJSC FC	5,094,100	1,647,507
Sistema PJSC FC GDR(3)	166,806	1,240,620
Surgutneftegas OJSC ADR	944,396	4,548,064
Surgutneftegas OJSC ADR, PFC Shares	229,600	1,074,528
Surgutneftegas OJSC, PFC Shares	4,026,217	1,861,319
Tatneft PJSC ADR	179,918	5,547,207
Transneft PJSC, PFC Shares	1,581	3,401,564
Unipro PJSC	4,102,000	189,394
VimpelCom, Ltd. ADR	976,630	3,398,672
VTB Bank PJSC GDR(3)	3,025,174	6,739,800
X5 Retail Group NV GDR(1)(3)	296,727	8,604,820
Yandex NV, Class A(1)	624,100	13,137,305

		$207,990,076

Slovenia — 0.8%
Cinkarna Celje DD	4,134	$472,478
Gorenje DD(1)	120,554	1,068,411
KRKA DD	146,474	10,191,086
Luka Koper	34,436	890,282
Petrol	15,934	5,486,056
Sava Reinsurance Co.	58,474	921,330
Telekom Slovenije DD	27,595	2,213,324
Zavarovalnica Triglav DD	64,022	1,620,694

		$22,863,661

South Africa — 6.2%
AECI, Ltd.	108,017	$818,729
African Bank Investments, Ltd.(1)(2)	959,888	0
African Rainbow Minerals, Ltd.	33,300	200,123
Anglo American Platinum, Ltd.(1)	15,100	424,813
AngloGold Ashanti, Ltd.(1)	70,634	1,128,896
AngloGold Ashanti, Ltd. ADR(1)	79,199	1,260,848
Aspen Pharmacare Holdings, Ltd.	301,772	6,815,340
Assore, Ltd.	24,358	264,370
Astral Foods, Ltd.	26,100	224,233
Aveng, Ltd.(1)	697,596	350,359
AVI, Ltd.	228,000	1,560,942
Barclays Africa Group, Ltd.	203,773	2,249,779
Barloworld, Ltd.	463,800	2,808,565
Bid Corp., Ltd.(1)	455,103	8,602,057
Bidvest Group, Ltd. (The)	455,103	5,366,141
Clicks Group, Ltd.	218,200	2,026,154
DataTec, Ltd.	305,900	1,081,157
Discovery, Ltd.	221,254	1,823,857
Exxaro Resources, Ltd.	92,500	568,660
FirstRand, Ltd.	1,633,485	5,659,538
Fortress Income Fund, Ltd., Class A	278,434	329,700
Fortress Income Fund, Ltd., Class B	278,434	665,104
Foschini Group, Ltd. (The)	104,323	1,058,678
Gold Fields, Ltd.	255,380	1,237,939
Grindrod, Ltd.	350,600	293,869
Growthpoint Properties, Ltd.	942,500	1,736,445
Harmony Gold Mining Co., Ltd.	38,100	132,736
Hosken Consolidated Investments, Ltd.	33,700	313,932
Hyprop Investments, Ltd.	65,400	576,929
Impala Platinum Holdings, Ltd.(1)	133,586	675,016
Imperial Holdings, Ltd.	130,900	1,598,354
Investec, Ltd.	156,600	961,263
JSE, Ltd.	45,700	532,631
Kumba Iron Ore, Ltd.(1)	22,200	200,386
Lewis Group, Ltd.	39,800	118,593

Security	Shares	Value
Liberty Holdings, Ltd.	67,700	$575,177
Life Healthcare Group Holdings, Ltd.	709,548	1,962,983
Massmart Holdings, Ltd.	48,804	421,817
MMI Holdings, Ltd.	554,133	902,407
Mondi, Ltd.	134,531	2,826,765
Montauk Holdings, Ltd.(1)	40,451	52,804
Mr Price Group, Ltd.	188,400	2,084,155
MTN Group, Ltd.	2,099,580	17,999,359
Murray & Roberts Holdings, Ltd.	689,700	559,061
Nampak, Ltd.	677,282	960,898
Naspers, Ltd., Class N	153,976	26,649,063
Nedbank Group, Ltd.	141,600	2,303,131
Netcare, Ltd.	659,100	1,617,875
Northam Platinum, Ltd.(1)	298,659	1,134,253
Pick’n Pay Stores, Ltd.	213,731	1,071,771
PPC, Ltd.	68,814	27,022
Rand Merchant Investment Holdings, Ltd.	449,000	1,352,987
Redefine Properties, Ltd.	1,959,096	1,634,617
Remgro, Ltd.	299,505	5,011,867
Reunert, Ltd.	401,800	1,790,214
RMB Holdings, Ltd.	520,200	2,219,480
Sanlam, Ltd.	1,154,590	5,380,203
Santam, Ltd.	27,610	450,307
Sappi, Ltd.(1)	593,587	3,074,585
Sasol, Ltd.	446,059	12,186,576
Shoprite Holdings, Ltd.	419,647	5,863,568
Sibanye Gold, Ltd.	1,052,080	3,740,558
SPAR Group, Ltd. (The)	79,260	1,111,686
Standard Bank Group, Ltd.	784,949	8,065,628
Steinhoff International Holdings NV	1,020,600	5,867,921
Sun International, Ltd.	33,860	213,498
Telkom SA SOC, Ltd.	333,000	1,468,228
Tiger Brands, Ltd.	207,487	5,752,905
Tongaat Hulett, Ltd.	25,322	218,113
Truworths International, Ltd.	299,341	1,551,412
Vodacom Group, Ltd.	444,200	4,990,854
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	1,249,731
Woolworths Holdings, Ltd.	355,542	2,007,435

		$190,017,050

South Korea — 6.1%
AMOREPACIFIC Corp.	10,613	$3,763,604
AMOREPACIFIC Group	19,571	2,956,909
BNK Financial Group, Inc.	55,807	436,873
Bukwang Pharmaceutical Co., Ltd.	28,043	740,722
Cell Biotech Co., Ltd.	7,242	316,954
Celltrion, Inc.(1)	40,466	3,928,133
Chabiotech Co., Ltd.(1)	115,772	1,662,951
Cheil Worldwide, Inc.	38,050	555,295
CJ CheilJedang Corp.	3,500	1,158,306
CJ Corp.	7,083	1,202,655
CJ Korea Express Corp.(1)	4,378	858,167
CJ O Shopping Co., Ltd.	1,122	164,470
Coway Co., Ltd.	15,560	1,351,623
Daelim Industrial Co., Ltd.	6,870	520,244
Daesang Corp.	29,700	798,984
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	349,759
Daewoo Industrial Development Co., Ltd.(1)	3,501	3,465
DGB Financial Group Co., Ltd.	64,880	534,222
Dong-A ST Co., Ltd.	2,658	264,478
Dongbu Insurance Co., Ltd.	9,442	587,010
Doosan Corp.	4,600	424,232
E-MART, Inc.	8,311	1,192,486

Security	Shares	Value
Green Cross Corp.	2,863	$473,927
GS Engineering & Construction Corp.(1)	35,833	963,312
GS Holdings Corp.	47,154	2,305,518
Hana Financial Group, Inc.	64,225	1,635,094
Hanjin Kal Corp.	8,977	152,982
Hanjin Transportation Co., Ltd.	10,500	264,952
Hankook Tire Co., Ltd.	27,617	1,493,151
Hanmi Pharmaceutical Co., Ltd.	2,253	1,046,857
Hanmi Science Co., Ltd.	22,829	2,379,296
Hanwha Chemical Corp.	65,820	1,457,974
Hanwha Corp.	27,900	893,156
Hotel Shilla Co., Ltd.	12,750	704,136
Hyosung Corp.	18,800	2,233,734
Hyundai Department Store Co., Ltd.	5,600	605,114
Hyundai Development Co. Engineering & Construction	26,580	1,245,949
Hyundai Engineering & Construction Co., Ltd.	26,794	964,245
Hyundai Glovis Co., Ltd.	11,450	1,890,951
Hyundai Heavy Industries Co., Ltd.(1)	2,393	302,551
Hyundai Marine & Fire Insurance Co., Ltd.	14,350	473,756
Hyundai Mobis Co., Ltd.	12,626	3,168,574
Hyundai Motor Co.	33,990	4,200,540
Hyundai Motor Co., Second PFC Shares	3,773	362,676
Hyundai Securities Co., Ltd.	48,800	319,086
Hyundai Steel Co.	49,615	2,306,341
Hyundai Wia Corp.	6,700	529,990
InBody Co., Ltd.	11,574	388,956
Industrial Bank of Korea	71,500	779,548
Kangwon Land, Inc.	36,658	1,309,902
KB Financial Group, Inc.	72,400	2,490,195
KB Financial Group, Inc. ADR	7,488	256,164
KB Insurance Co., Ltd.	23,590	585,119
KCC Corp.	1,710	616,223
Kia Motors Corp.	64,887	2,493,078
KIWOOM Securities Co., Ltd.	8,011	523,604
Korea Electric Power Corp.	262,607	12,864,123
Korea Gas Corp.	15,047	607,423
Korea Investment Holdings Co., Ltd.	10,700	398,736
Korea Zinc Co., Ltd.	5,700	2,501,000
Korean Air Lines Co., Ltd.(1)	18,577	591,581
Korean Reinsurance Co.	52,474	555,452
KT Corp.	87,949	2,551,914
KT&G Corp.	49,980	5,691,689
Kumho Petrochemical Co., Ltd.	4,900	313,632
LG Chem, Ltd.	16,004	3,539,643
LG Corp.	45,183	2,670,115
LG Display Co., Ltd.	33,200	848,760
LG Electronics, Inc.	9,019	393,881
LG Hausys, Ltd.	4,611	442,215
LG Household & Health Care, Ltd.	3,800	3,306,939
LG Life Sciences, Ltd.(1)	28,600	1,620,557
LG Uplus Corp.	278,220	2,975,445
Lotte Chemical Corp.	10,200	2,780,441
LOTTE Fine Chemical Co., Ltd.	10,800	309,381
Lotte Shopping Co., Ltd.	4,500	847,375
LS Corp.	7,030	373,485
LS Industrial Systems Co., Ltd.	4,500	172,503
Macrogen, Inc.(1)	13,950	433,310
Medy-Tox, Inc.	5,201	2,137,610
Mirae Asset Daewoo Co., Ltd.	58,559	419,273
Mirae Asset Securities Co., Ltd.	20,190	421,302

Security	Shares	Value
Naver Corp.	3,131	$2,520,651
NCsoft Corp.	5,300	1,429,679
NH Investment & Securities Co., Ltd.	51,222	468,054
Nong Shim Co., Ltd.	1,100	314,059
OCI Co., Ltd.(1)	1,020	87,330
ORION Corp.	1,200	904,370
Osstem Implant Co., Ltd.(1)	12,166	676,450
POSCO	23,524	4,875,792
Posco Daewoo Corp.	10,502	236,066
S-Oil Corp.	24,372	1,810,975
S1 Corp.	10,130	935,882
Samsung C&T Corp.	21,421	2,911,555
Samsung Card Co., Ltd.	10,660	486,968
Samsung Electro-Mechanics Co., Ltd.	16,480	735,690
Samsung Electronics Co., Ltd.	11,354	16,540,075
Samsung Fire & Marine Insurance Co., Ltd.	8,763	2,231,953
Samsung Heavy Industries Co., Ltd.(1)	9,500	81,459
Samsung Life Insurance Co., Ltd.	23,664	2,272,582
Samsung SDI Co., Ltd.	7,925	696,103
Samsung Securities Co., Ltd.	14,212	450,223
Seegene, Inc.(1)	19,291	629,471
Shinhan Financial Group Co., Ltd.	102,298	3,746,626
Shinsegae, Inc.	2,179	360,474
SK Chemicals Co., Ltd.	12,100	746,594
SK Holdings Co., Ltd.	6,366	1,231,945
SK Hynix, Inc.	58,370	2,142,758
SK Innovation Co., Ltd.	67,596	10,015,501
SK Telecom Co., Ltd.	33,743	6,918,685
SK Telecom Co., Ltd. ADR	19,826	448,068
ViroMed Co., Ltd.(1)	12,347	1,331,613
Woori Bank	20,809	216,291
Yuhan Corp.	6,770	1,711,952
Zyle Daewoo Motor Sales Corp.(1)	4,895	6,000

		$185,527,872

Sri Lanka — 0.7%
Access Engineering PLC	3,828,963	$710,529
Aitken Spence PLC	867,213	413,431
Ceylon Tobacco Co. PLC	62,950	368,885
Chevron Lubricants Lanka PLC	1,378,614	1,565,945
Commercial Bank of Ceylon PLC	3,103,961	3,043,859
DFCC Bank PLC	648,984	571,250
Dialog Axiata PLC	15,786,381	1,248,380
Distilleries Co. of Sri Lanka PLC	1,514,334	2,482,430
Hatton National Bank PLC	1,383,687	2,111,785
Hemas Holdings PLC	282,108	200,361
John Keells Holdings PLC	5,864,940	6,153,572
National Development Bank PLC	1,051,846	1,191,798
Nations Trust Bank PLC	934,186	534,625
Sampath Bank PLC	818,413	1,488,514
Teejay Lanka PLC	699,521	225,897

		$22,311,261

Taiwan — 6.2%
Acer, Inc.	948,490	$442,370
Advanced Semiconductor Engineering, Inc.	1,298,281	1,559,186
Advantech Co., Ltd.	205,428	1,768,160
Altek Corp.	206,437	153,373
Ambassador Hotel	221,000	173,536
AmTRAN Technology Co., Ltd.	376,765	290,156
Asia Cement Corp.	1,183,967	1,037,094
Asia Optical Co., Inc.(1)	187,913	183,001
Asustek Computer, Inc.	216,174	1,932,362

Security	Shares	Value
AU Optronics Corp.	3,013,925	$1,106,421
AU Optronics Corp. ADR	33,754	123,202
Capital Securities Corp.	605,143	157,887
Catcher Technology Co., Ltd.	215,100	1,760,059
Cathay Financial Holding Co., Ltd.	2,111,019	2,714,277
Cathay Real Estate Development Co., Ltd.(1)	660,000	310,176
Chang Hwa Commercial Bank, Ltd.	1,976,453	1,014,677
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	3,757,665
Cheng Uei Precision Industry Co., Ltd.	149,516	187,005
Chicony Electronics Co., Ltd.	159,718	405,091
China Airlines, Ltd.	940,963	281,104
China Development Financial Holding Corp.	5,090,106	1,303,954
China Life Insurance Co., Ltd.	983,749	903,716
China Motor Corp.	1,026,930	779,788
China Petrochemical Development Corp.(1)	1,522,857	373,498
China Steel Corp.	6,433,886	4,548,057
Chipbond Technology Corp.	240,000	353,084
Chong Hong Construction Co., Ltd.	165,761	280,584
Chunghwa Telecom Co., Ltd.	2,476,909	8,735,412
Clevo Co.	206,579	193,731
Compal Electronics, Inc.	1,488,557	921,632
Coretronic Corp.	169,387	184,959
CTBC Financial Holding Co., Ltd.	5,688,216	3,315,664
Delta Electronics, Inc.	434,356	2,326,678
E.Sun Financial Holding Co., Ltd.	2,480,141	1,417,234
Elan Microelectronics Corp.	142,410	168,239
Epistar Corp.(1)	321,439	244,661
Eternal Materials Co., Ltd.	345,850	372,884
EVA Airways Corp.	1,768,426	808,120
Evergreen Marine Corp.(1)	1,171,314	453,471
Everlight Chemical Industrial Corp.	379,054	250,635
Everlight Electronics Co., Ltd.	103,212	165,937
Far Eastern Department Stores, Ltd.	1,496,944	808,946
Far Eastern International Bank	1,013,613	290,155
Far Eastern New Century Corp.	2,069,313	1,552,507
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,835,813
Faraday Technology Corp.	262,329	270,202
Feng Hsin Steel Co., Ltd.	172,000	224,474
FIH Mobile, Ltd.	1,168,000	385,954
First Financial Holding Co., Ltd.	3,478,351	1,852,417
Formosa Chemicals & Fibre Corp.	1,780,214	4,803,608
Formosa International Hotels Corp.	40,132	229,879
Formosa Petrochemical Corp.	985,153	2,969,968
Formosa Plastics Corp.	2,620,853	6,526,645
Formosa Taffeta Co., Ltd.	545,000	517,921
Formosan Rubber Group, Inc.	405,000	195,949
Foxconn Technology Co., Ltd.	340,221	1,003,186
Fubon Financial Holding Co., Ltd.	1,538,833	2,286,558
Giant Manufacturing Co., Ltd.	228,093	1,613,127
Gintech Energy Corp.(1)	286,877	197,788
Goldsun Building Materials Co., Ltd.	617,053	150,512
Great Wall Enterprise Co., Ltd.	321,362	278,494
Highwealth Construction Corp.	325,556	504,508
Hiwin Technologies Corp.	184,905	970,618
Hon Hai Precision Industry Co., Ltd.	2,955,636	7,479,714
Hotai Motor Co., Ltd.	98,000	1,150,999
HTC Corp.(1)	246,311	688,944
Hua Nan Financial Holdings Co., Ltd.	2,838,133	1,456,470
Huaku Development Co., Ltd.	187,010	324,329
Innolux Corp.	2,855,987	970,647
Inotera Memories, Inc.(1)	559,619	493,920
Inventec Corp.	1,330,753	1,092,446

Security	Shares	Value
King Yuan Electronics Co., Ltd.	711,274	$632,400
Kinsus Interconnect Technology Corp.	166,280	389,239
Largan Precision Co., Ltd.	21,042	2,564,525
LCY Chemical Corp.	253,644	312,235
Lite-On Technology Corp.	751,508	1,086,476
Macronix International Corp., Ltd.(1)	1,015,868	136,312
MediaTek, Inc.	378,371	2,905,100
Mega Financial Holding Co., Ltd.	3,731,240	2,632,041
Merida Industry Co., Ltd.	435,907	2,065,320
Mitac Holdings Corp.	325,498	336,227
Nan Kang Rubber Tire Co., Ltd.	889,819	864,509
Nan Ya Plastics Corp.	3,006,303	5,970,892
Nanya Technology Corp.	311,276	391,076
Novatek Microelectronics Corp., Ltd.	263,479	933,569
Oriental Union Chemical Corp.	453,200	284,810
Pegatron Corp.	553,486	1,432,424
Phison Electronics Corp.	43,692	333,682
Pou Chen Corp.	2,168,764	3,064,386
Powertech Technology, Inc.	366,725	953,085
President Chain Store Corp.	619,120	4,931,201
Quanta Computer, Inc.	905,065	1,896,739
Radiant Opto-Electronics Corp.	206,350	337,318
Radium Life Tech Co., Ltd.(1)	342,068	108,874
Realtek Semiconductor Corp.	165,542	546,353
Ruentex Development Co., Ltd.(1)	338,533	413,009
Ruentex Industries, Ltd.	1,161,953	1,875,915
Sanyang Motor Co., Ltd.	1,509,000	1,003,149
Shin Kong Financial Holding Co., Ltd.(1)	3,270,375	721,507
Shin Kong Synthetic Fibers Corp.	965,996	262,471
Siliconware Precision Industries Co., Ltd.	613,260	921,122
Simplo Technology Co., Ltd.	123,820	408,955
Sino-American Silicon Products, Inc.	183,259	192,668
SinoPac Financial Holdings Co., Ltd.	4,187,725	1,239,767
Solar Applied Materials Technology Corp.(1)(2)	329,817	46,034
Synnex Technology International Corp.	684,558	759,698
Tainan Spinning Co., Ltd.	1,445,010	572,332
Taishin Financial Holding Co., Ltd.	3,777,914	1,409,610
Taiwan Business Bank	1,945,531	495,725
Taiwan Cement Corp.	1,724,118	1,966,511
Taiwan Cooperative Financial Holding Co., Ltd.	2,473,709	1,095,274
Taiwan Fertilizer Co., Ltd.	436,000	585,411
Taiwan Glass Industry Corp.(1)	252,874	119,379
Taiwan Mobile Co., Ltd.	1,170,052	4,206,934
Taiwan Semiconductor Manufacturing Co., Ltd.	3,595,873	21,137,049
Taiwan Tea Corp.	661,346	307,470
Tatung Co., Ltd.(1)	1,214,645	301,711
Teco Electric & Machinery Co., Ltd.	1,226,000	1,060,567
Tong Yang Industry Co., Ltd.	379,826	904,422
TPK Holding Co., Ltd.(1)	83,515	137,196
Transcend Information, Inc.	63,886	186,804
Tripod Technology Corp.	152,979	341,387
TSRC Corp.	381,087	352,294
TTY Biopharm Co., Ltd.	307,255	1,270,459
Tung Ho Steel Enterprise Corp.	293,385	174,432
U-Ming Marine Transport Corp.	202,000	144,722
Uni-President Enterprises Corp.	3,855,626	7,254,399
Unimicron Technology Corp.	527,171	223,829
United Microelectronics Corp.	3,348,361	1,236,439
United Microelectronics Corp. ADR	93,397	172,784
Vanguard International Semiconductor Corp.	784,175	1,473,270
Walsin Lihwa Corp.(1)	1,085,980	361,533
Wan Hai Lines, Ltd.	606,375	308,479
Waterland Financial Holdings	1,621,128	415,822

Security	Shares	Value
Wintek Corp.(2)	706,482	$0
Wistron Corp.	935,875	698,031
WPG Holdings Co., Ltd.	548,136	650,321
Yageo Corp.	170,042	354,026
Yang Ming Marine Transport(1)	1,116,288	253,525
YFY, Inc.	1,451,414	427,010
Yieh Phui Enterprise(1)	1,004,233	341,994
Yuanta Financial Holding Co., Ltd.	4,019,729	1,441,729
Yulon Motor Co., Ltd.	1,212,420	1,069,726

		$187,991,132

Thailand — 3.0%
Advanced Info Service PCL(6)	809,800	$3,752,802
Airports of Thailand PCL(6)	346,800	3,999,621
AP Thailand PCL(6)	4,609,660	967,296
Bangkok Bank PCL(6)	198,400	934,065
Bangkok Dusit Medical Services PCL(6)	6,953,300	4,382,936
Bangkok Expressway & Metro PCL(6)	7,754,354	1,548,400
Banpu PCL(6)	2,037,000	925,563
BEC World PCL(6)	1,693,300	1,077,834
Berli Jucker PCL(6)	2,875,000	3,700,510
Bumrungrad Hospital PCL(6)	676,700	3,415,242
Cal-Comp Electronics (Thailand) PCL(6)	1,957,091	145,816
Central Pattana PCL(6)	538,000	908,337
Charoen Pokphand Foods PCL(6)	2,464,100	2,265,059
CP ALL PCL(6)	2,539,200	4,516,463
Delta Electronics (Thailand) PCL(6)	1,516,370	3,477,315
Electricity Generating PCL(6)	382,000	2,194,687
Glow Energy PCL(6)	803,700	1,855,988
Hana Microelectronics PCL(6)	1,416,900	1,301,792
Home Product Center PCL(6)	1,565,760	453,178
Indorama Ventures PCL(6)	1,721,800	1,410,060
Intouch Holdings PCL(6)	1,520,200	2,374,381
IRPC PCL(6)	9,870,200	1,394,216
Italian-Thai Development PCL(1)(6)	4,014,629	593,715
Kasikornbank PCL(6)	364,900	1,981,318
KCE Electronics PCL(6)	328,300	1,007,668
Kiatnakin Bank PCL(6)	555,000	850,694
Krung Thai Bank PCL(6)	1,610,225	820,784
Land & Houses PCL(6)	896,600	232,531
Major Cineplex Group PCL(6)	1,728,400	1,539,074
Minor International PCL(6)	3,179,761	3,591,614
Precious Shipping PCL(1)(6)	933,750	162,241
PTT Exploration & Production PCL(6)	1,033,716	2,431,715
PTT Global Chemical PCL(6)	1,519,650	2,590,299
PTT PCL(6)	550,700	5,418,727
Quality House PCL(6)	9,121,583	643,602
Ratchaburi Electricity Generating Holding PCL(6)	578,300	847,537
Samart Corp. PCL(6)	718,600	286,789
Siam Cement PCL(6)	285,200	4,258,551
Siam City Cement PCL(6)	64,900	555,148
Siam Commercial Bank PCL(6)	439,500	1,886,129
Sino-Thai Engineering & Construction PCL(6)	1,387,400	948,869
Superblock PCL(1)(6)	8,463,500	350,300
SVI PCL(6)	1,450,800	195,310
Thai Airways International PCL(1)(6)	1,290,500	881,258
Thai Beverage PCL	5,055,800	3,601,270
Thai Oil PCL(6)	812,500	1,610,967
Thai Union Group PCL(6)	2,183,692	1,351,910
Thanachart Capital PCL(6)	460,200	537,896
Thoresen Thai Agencies PCL(6)	2,257,887	591,747
TMB Bank PCL(6)	5,321,200	326,438
Total Access Communication PCL(6)	790,500	720,112

Security	Shares	Value
TPI Polene PCL(6)	19,506,000	$1,366,540
True Corp. PCL(6)	7,849,382	1,580,675
TTCL PCL(6)	254,300	151,088
TTW PCL(6)	4,040,000	1,260,946

		$92,175,023

Turkey — 2.7%
Akbank TAS	1,569,418	$4,204,361
Akcansa Cimento AS	90,700	385,363
Akenerji Elektrik Uretim AS(1)	524,095	165,919
Aksa Akrilik Kimya Sanayii AS	228,054	619,892
Alarko Holding AS	207,704	247,114
Anadolu Anonim Turk Sigorta Sirketi(1)	368,571	207,495
Anadolu Efes Biracilik ve Malt Sanayii AS	284,148	1,720,041
Arcelik AS	627,359	4,415,241
Asya Katilim Bankasi AS(1)(2)	621,338	0
Aygaz AS	177,606	635,525
Bagfas Bandirma Gubre Fabrikalari AS(1)	38,600	135,862
BIM Birlesik Magazalar AS	318,192	5,307,727
Cimsa Cimento Sanayi ve Ticaret AS	116,200	576,547
Coca-Cola Icecek AS	112,100	1,364,221
Dogan Sirketler Grubu Holding AS(1)	2,165,468	577,362
Dogus Otomotiv Servis ve Ticaret AS	140,556	470,774
Eczacibasi Ilac Sanayi ve Ticaret AS	588,300	772,436
Enka Insaat ve Sanayi AS	1,750,953	2,561,084
Eregli Demir ve Celik Fabrikalari TAS	4,238,583	5,833,101
Ford Otomotiv Sanayi AS	189,160	1,994,374
Gubre Fabrikalari TAS	386,800	622,347
Haci Omer Sabanci Holding AS	1,118,249	3,459,499
Ihlas Holding AS(1)	3,341,600	366,932
Is Gayrimenkul Yatirim Ortakligi AS	579,695	312,859
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	3,600,406	1,523,785
KOC Holding AS	1,097,419	4,714,888
Koza Altin Isletmeleri AS(1)	122,800	692,720
Net Holding AS(1)	282,129	293,201
Petkim Petrokimya Holding AS	1,788,061	2,710,598
Sekerbank TAS(1)	673,641	260,437
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	229,912
TAV Havalimanlari Holding AS	212,009	873,887
Tekfen Holding AS	409,091	1,052,664
Tofas Turk Otomobil Fabrikasi AS	299,386	2,182,996
Trakya Cam Sanayii AS	673,159	558,790
Tupras-Turkiye Petrol Rafinerileri AS	290,241	5,496,140
Turcas Petrol AS	420,874	211,781
Turk Hava Yollari AO(1)	748,507	1,282,026
Turk Sise ve Cam Fabrikalari AS	1,718,588	1,821,298
Turk Telekomunikasyon AS	1,057,800	1,998,926
Turkcell Iletisim Hizmetleri AS(1)	1,653,794	5,347,352
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	310,262
Turkiye Garanti Bankasi AS	1,812,125	4,801,798
Turkiye Halk Bankasi AS	536,500	1,630,421
Turkiye Is Bankasi, Class B	1,244,619	1,970,212
Turkiye Sinai Kalkinma Bankasi AS	1,719,381	761,935
Turkiye Vakiflar Bankasi TAO, Class D	1,021,671	1,562,909
Ulker Biskuvi Sanayi AS	204,629	1,458,480
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	1,266,013
Yapi ve Kredi Bankasi AS(1)	827,536	1,011,706
Yazicilar Holding AS	107,100	464,154

		$83,445,367

Security	Shares	Value
Ukraine — 0.2%
Astarta Holding NV(1)	55,037	$755,954
Avangardco Investments Public, Ltd. GDR(1)(3)	39,181	29,367
Ferrexpo PLC(1)	1,159,391	1,113,598
Kernel Holding SA	148,381	2,295,219
MHP SA GDR(3)	304,082	2,858,199

		$7,052,337

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	2,035,444	$3,569,356
Abu Dhabi National Hotels	832,200	702,374
Agthia Group PJSC	623,000	1,065,750
Air Arabia PJSC	6,041,100	2,234,546
Ajman Bank PJSC(1)	677,245	276,414
Al Waha Capital PJSC	1,401,285	735,364
Aldar Properties PJSC	3,816,500	2,770,912
Arabtec Holding PJSC(1)	7,431,105	2,967,692
Dana Gas PJSC(1)	3,612,782	530,385
DP World, Ltd.	416,236	7,878,956
Dubai Financial Market PJSC	1,713,500	609,669
Dubai Investments PJSC	1,313,593	739,107
Dubai Islamic Bank PJSC	1,037,500	1,528,474
Emaar Properties PJSC	3,506,022	6,757,207
First Gulf Bank PJSC	1,231,388	3,949,134
National Bank of Abu Dhabi PJSC	1,606,429	4,009,495
National Bank of Ras Al-Khaimah PSC (The)	62,608	89,931
National Central Cooling Co. (Tabreed)	1,050,547	506,434
Ras Al Khaimah Properties PJSC	1,262,100	206,125
Ras Al Khaimah White Cement	732,778	224,543
Union National Bank PJSC	1,180,087	1,285,180

		$42,637,048

Vietnam — 0.9%
Bank for Foreign Trade of Vietnam JSC	1,367,969	$2,357,306
Bao Viet Holdings	371,340	1,186,688
Danang Rubber JSC	463,076	872,933
Development Investment Construction Corp.(1)	589,411	188,640
FPT Corp.	2	4
Gemadept Corp.	972,649	1,280,176
HAGL JSC(1)	1,153,680	272,211
Hoa Phat Group JSC	1,677,855	3,448,371
KIDO Group Corp.	387,216	656,557
Kinh Bac City Development Share Holding Corp.(1)	590,200	503,644
Masan Group Corp.(1)	456,400	1,441,340
PetroVietnam Construction JSC(1)	870,460	97,718
PetroVietnam Drilling & Well Services JSC(1)	749,107	901,057
PetroVietnam Fertilizer & Chemical JSC	342,540	438,129
PetroVietnam Gas JSC	69,600	221,159
Pha Lai Thermal Power JSC	754,210	487,995
Refrigeration Electrical Engineering Corp.	243,788	236,640
Song Da Urban & Industrial Zone Investment and Development JSC(1)	339,950	435,188
Tan Tao Investment & Industry JSC(1)	1,048,757	196,169
Vietnam Construction and Import-Export JSC	459,600	323,757
Vietnam Dairy Products JSC	645,480	4,061,707
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	1,081,023	823,649
Vingroup JSC(1)	2,364,759	4,734,045
Vinh Son - Song Hinh Hydropower JSC	750,120	520,180

		$25,685,263

Total Common Stocks (identified cost $2,719,853,149)		$3,000,135,841

Equity-Linked Securities (5)(7) — 0.7%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.7%
Abdullah Al Othaim Markets	7/31/17	14,400	$291,989
Al Hammadi Development and Industrial Corp.	8/21/17	34,217	269,324
Al Rajhi Bank	1/22/18	126,533	1,739,968
Al Tayyar	3/5/18	43,582	323,302
Alinma Bank	1/22/18	182,900	556,610
Almarai Co.	7/31/17	86,069	1,229,397
Arab National Bank	5/12/17	96,000	398,266
Bank Albilad	3/5/18	38,550	155,823
Banque Saudi Fransi	1/22/18	65,833	367,809
Company for Cooperative Insurance (The)	7/31/17	21,600	481,854
Dar Al Arkan Real Estate Development	7/20/18	70,500	89,669
Etihad Etisalat Co.	11/20/17	37,702	188,548
Etihad Etisalat Co.	11/20/17	119,020	595,219
Fawaz Abdulaziz Alhokair Co.	3/20/17	53,700	482,752
Fitaihi Holding Group	9/14/18	57,200	163,406
Jarir Marketing Co.	1/22/18	17,100	424,738
Mobile Telecommunications Co.	4/30/18	47,949	86,531
Mouwasat Medical Services Co.	3/5/18	11,798	374,751
National Agriculture Development Co. (The)	12/11/18	41,405	198,796
National Commercial Bank	11/20/17	32,554	285,718
National Industrialization Co.	8/26/19	175,407	585,202
Rabigh Refining and Petrochemicals Co.	7/24/17	84,000	219,269
Riyad Bank	11/20/17	137,000	364,009
Sahara Petrochemical Co.	9/14/18	101,700	263,444
Samba Financial Group	6/29/17	89,776	422,665
Saudi Airlines Catering Co.	5/28/18	14,700	326,460
Saudi Arabian Fertilizer Co.	7/31/17	24,333	430,206
Saudi Arabian Mining Co.	4/30/18	45,000	360,191
Saudi Basic Industries Corp.	1/22/18	91,400	1,968,962
Saudi British Bank	1/22/18	95,300	470,248
Saudi Cable Co.	7/20/18	141,499	175,261
Saudi Cement Co.	7/20/18	20,250	298,686
Saudi Ceramic Co.	3/5/18	35,563	255,291
Saudi Chemical Co.	4/23/18	11,900	99,372
Saudi Electricity Co.	1/22/18	280,600	1,261,269
Saudi Ground Services Co.	6/25/18	33,401	362,102
Saudi Industrial Investment Group	10/9/17	49,800	167,801
Saudi International Petrochemicals Co.	1/22/18	67,870	236,371
Saudi Kayan Petrochemical Co.	1/22/18	145,500	212,190
Saudi Pharmaceutical Industries and Medical Appliances Corp.	2/12/18	50,599	417,811
Saudi Telecom Co.	4/23/18	108,000	1,600,182
Saudia Dairy and Foodstuff Co.	6/4/18	5,419	178,805
Savola Group	2/6/17	93,100	789,837
Yamamah Saudi Cement Co. Ltd.	1/22/18	23,300	121,334
Yanbu National Petrochemical Co.	7/31/17	29,100	335,239

Total Equity-Linked Securities (identified cost $31,071,219)			$20,626,677

Rights(1) — 0.0%(4)

Security	Shares	Value
Bank Dhofar SAOG, Exp. 10/19/16	215,069	$14,524
Banpu PCL, Exp. 10/13/16	87,906	0
Flour Mills of Nigeria PLC	781,206	0
Samsung Heavy Industries Co., Ltd., Exp. 11/8/16	5,898	11,781
Societe Generale Ghana, Ltd.	146,008	4,056

Total Rights (identified cost $15,014)		$30,361

Warrants(1) — 0.0%(4)

Security	Shares	Value
Banpu PCL, Exp. 6/5/17, Strike THB 5.00	679,000	$205,757

Total Warrants (identified cost $0)		$205,757

Short-Term Investments — 0.8%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/3/16	$22,819	$22,818,696

Total Short-Term Investments (identified cost $22,818,696)		$22,818,696

Total Investments — 99.9% (identified cost $2,773,758,078)		$3,043,817,332

Other Assets, Less Liabilities — 0.1%		$3,654,077

Net Assets — 100.0%		$3,047,471,409

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2016, the aggregate value of these securities is $63,844,205 or 2.1% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2016, the aggregate value of these securities is $21,725,577 or 0.7% of the Fund’s net assets.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	11.1%	$337,239,037
Hong Kong Dollar	7.4	225,035,542
New Taiwan Dollar	6.1	187,309,192
South Korean Won	6.1	184,835,421
Mexican Peso	6.1	184,475,542
South African Rand	6.0	182,888,281
Brazilian Real	5.9	178,926,861
Indian Rupee	5.4	165,792,098
Indonesian Rupiah	3.4	103,038,048
Polish Zloty	3.0	91,825,194
Malaysian Ringgit	2.9	89,197,672
Thai Baht	2.9	88,779,510
Philippine Peso	2.8	84,623,708
New Turkish Lira	2.7	83,135,105
Euro	2.7	80,814,521
Chilean Peso	2.3	69,832,885
Russian Ruble	2.1	64,337,374
Kuwaiti Dinar	1.7	52,734,433
Pakistani Rupee	1.5	46,118,759
Qatari Riyal	1.5	45,470,221
United Arab Emirates Dirham	1.5	45,070,711
Egyptian Pound	1.3	40,442,262
Colombian Peso	1.2	37,333,528
Other currency, less than 1% each	12.3	374,561,427

Total Investments	99.9%	$3,043,817,332

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	19.7%	$601,296,275
Materials	10.9	333,752,164
Consumer Staples	10.4	318,145,414
Consumer Discretionary	10.0	304,559,056
Telecommunication Services	9.7	294,343,898
Energy	9.6	293,262,187
Industrials	9.4	285,588,717
Information Technology	7.3	221,319,241
Utilities	5.8	176,073,031
Health Care	3.8	115,682,647
Real Estate	2.5	76,976,006
Short-Term Investments	0.8	22,818,696

Total Investments	99.9%	$3,043,817,332

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

Currency Abbreviations:

THB	-	Thai Baht

The Fund did not have any open financial instruments at September 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,804,994,664

Gross unrealized appreciation	$777,306,761
Gross unrealized depreciation	(538,484,093)

Net unrealized appreciation	$238,822,668

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$26,722,997	$1,281,733,130		$810,445	$1,309,266,572
Emerging Europe	27,541,099	541,108,353		102,772	568,752,224
Latin America	590,602,852	—		—	590,602,852
Middle East/Africa	3,797,059	527,717,134		0	531,514,193
Total Common Stocks	$648,664,007	$2,350,558,617	**	$913,217	$3,000,135,841
Equity-Linked Securities	$—	$20,626,677		$—	$20,626,677
Rights	30,361	—		—	30,361
Warrants	205,757	—		—	205,757
Short-Term Investments	—	22,818,696		—	22,818,696
Total Investments	$648,900,125	$2,394,003,990		$913,217	$3,043,817,332

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2016 is not presented. At September 30, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	November 21, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016